UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06161
Virtus Investment Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Jun 30
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Emerging Markets Opportunities Fund
Class A / AOTAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$64	1.29%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Emerging Markets Opportunities Fund
Class C / AOTCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$100	2.04%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Emerging Markets Opportunities Fund
Class R6 / AEMOX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$44	0.89%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Emerging Markets Opportunities Fund
Institutional Class / AOTIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$46	0.94%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Income & Growth Fund
Class A / AZNAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$59	1.14%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Income & Growth Fund
Class C / AZNCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$98	1.90%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Income & Growth Fund
Institutional Class / AZNIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$47	0.90%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Small-Cap Fund
Class A / RGSAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$83	1.63%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Small-Cap Fund
Class C / RGSCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$122	2.38%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Global Small-Cap Fund
Institutional Class / DGSCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$66	1.28%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Health Sciences Fund
Class A / RAGHX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$67	1.39%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Health Sciences Fund
Class C / RCGHX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$102	2.14%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Health Sciences Fund
Institutional Class / HLHIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$50	1.05%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Dividend Value Fund
Class A / PNEAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$53	1.02%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Dividend Value Fund
Class C / PNECX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$90	1.74%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Dividend Value Fund
Class R6 / ANDVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$34	0.65%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Dividend Value Fund
Institutional Class / NFJEX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$36	0.70%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ International Value Fund
Class A / AFJAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$65	1.30%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ International Value Fund
Class C / AFJCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$103	2.05%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ International Value Fund
Class R6 / ANAVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$45	0.90%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ International Value Fund
Institutional Class / ANJIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$48	0.95%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Large-Cap Value Fund
Class A / PNBAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$52	1.00%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Large-Cap Value Fund
Class C / PNBCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$91	1.77%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Large-Cap Value Fund
Class R6 / VAAGX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$34	0.65%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Large-Cap Value Fund
Institutional Class / ANVIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$39	0.75%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Mid-Cap Value Fund
Class A / PQNAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$52	1.00%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Mid-Cap Value Fund
Class C / PQNCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$90	1.75%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Mid-Cap Value Fund
Class R6 / ANPRX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$31	0.60%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Mid-Cap Value Fund
Institutional Class / PRNIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$34	0.65%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Small-Cap Value Fund
Class A / PCVAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$61	1.17%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Small-Cap Value Fund
Class C / PCVCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$101	1.92%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Small-Cap Value Fund
Class R6 / ANFVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$40	0.77%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Small-Cap Value Fund
Institutional Class / PSVIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$43	0.82%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Focused Growth Fund
Class A / PGWAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$50	0.95%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Focused Growth Fund
Class C / PGWCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$89	1.71%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Focused Growth Fund
Class R6 / AFGFX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$32	0.62%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Focused Growth Fund
Institutional Class / PGFIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$35	0.67%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Mid-Cap Growth Fund
Class A / RMDAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$52	0.99%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Mid-Cap Growth Fund
Class C / RMDCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$94	1.78%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Mid-Cap Growth Fund
Institutional Class / DRMCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$40	0.75%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Small-Cap Fund
Class A / AZBAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$63	1.17%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Small-Cap Fund
Class C / AZBCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$103	1.92%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Small-Cap Fund
Class R6 / ASCFX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$41	0.77%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Small-Cap Fund
Institutional Class / AZBIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$44	0.82%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Technology Fund
Class A / RAGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$75	1.42%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Technology Fund
Class C / RCGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$114	2.17%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Technology Fund
Institutional Class / DRGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$61	1.16%
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

(b)	Not applicable

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS INVESTMENT TRUST

December 31, 2024
Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.9%
Brazil—1.9%
Marcopolo S.A., 7.290%	715(1)	$ 854
Petroleo Brasileiro S.A., 16.600%	377,500	2,212
		3,066

Total Preferred Stocks (Identified Cost $3,731)		3,066

Common Stocks—96.4%
Bermuda—1.2%
Kunlun Energy Co., Ltd.	1,729,000	1,870
Brazil—3.2%
Cury Construtora e Incorporadora S.A.	190,000	537
JBS S.A.	778,000	4,571
		5,108

Cayman Islands—5.1%
China Hongqiao Group Ltd.	2,195,000	3,324
Geely Automobile Holdings Ltd.	1,945,000	3,711
Zhen Ding Technology Holding Ltd.	300,000	1,098
		8,133

China—20.9%
Alibaba Group Holding Ltd.	74,000	785
AviChina Industry & Technology Co., Ltd. Class H	6,285,000	3,124
Bank of Nanjing Co., Ltd. Class A	1,155,000	1,685
Bosideng International Holdings Ltd. (Hong Kong)	1,460,000	729
China Construction Bank Corp. Class A	735,000	885
China Taiping Insurance Holdings Co., Ltd. (Hong Kong)	1,187,000	1,776
China United Network Communications Ltd. Class A	1,230,000	895
COSCO SHIPPING Holdings Co., Ltd. Class H	813,500	1,341
JD.com, Inc. Class A	244,900	4,288
Meituan Class B(2)	85,000	1,660
People’s Insurance Co. Group of China Ltd. (The) Class A	2,150,000	2,244
People’s Insurance Co. Group of China Ltd. (The) Class H	2,600,000	1,296
SF Holding Co., Ltd. Class A	232,000	1,281
Sinopec Engineering Group Co., Ltd. Class H	1,803,000	1,562
Tencent Holdings Ltd.	110,400	5,928
	Shares	Value

China—continued
Tingyi Cayman Islands Holding Corp.	1,340,000	$ 1,746
Yutong Bus Co., Ltd. Class A	653,000	2,360
		33,585

Greece—0.4%
Hellenic Telecommunications Organization S.A.	44,400	684
Hungary—2.5%
OTP Bank Nyrt	73,657	4,022
India—16.4%
Ashok Leyland Ltd.	320,194	825
Chambal Fertilisers & Chemicals Ltd.	125,000	721
ICICI Bank Ltd. Sponsored ADR	121,510	3,628
Infosys Ltd.	145,000	3,184
Page Industries Ltd.	1,400	777
SBI Life Insurance Co., Ltd.	87,200	1,416
State Bank of India	435,930	4,048
Tata Consultancy Services Ltd.	49,437	2,365
Tata Motors Ltd.	219,356	1,896
Tech Mahindra Ltd.	79,000	1,574
Vedanta Ltd.	914,000	4,745
Welspun Corp., Ltd.	125,800	1,196
		26,375

Indonesia—2.2%
Bank Central Asia Tbk PT	3,952,400	2,372
United Tractors Tbk PT	665,000	1,106
		3,478

Malaysia—0.6%
MISC Bhd	581,000	988
Mexico—2.0%
Controladora Vuela Cia de Aviacion SAB de C.V. Class A(2)	976,000	728
Genomma Lab Internacional SAB de C.V. Class B	585,000	711
Grupo Financiero Banorte SAB de C.V. Class O	290,200	1,870
		3,309

Russia—0.0%
Gazprom PJSC(2)(3)(4)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)(3)(4)	55,455	—(5)
		1

South Africa—7.1%
AVI Ltd.	204,000	1,186
Mr Price Group Ltd.	152,000	2,378
Nedbank Group Ltd.	241,000	3,598
OUTsurance Group Ltd.	233,100	821
Sanlam Ltd.	503,000	2,316
	Shares	Value

South Africa—continued
Standard Bank Group Ltd.	90,005	$ 1,058
		11,357

South Korea—5.7%
DB Insurance Co., Ltd.	15,450	1,079
Hanwha Aerospace Co., Ltd.	7,854	1,739
Hyundai Glovis Co., Ltd.	32,200	2,581
LG Innotek Co., Ltd.	10,807	1,181
SK Hynix, Inc.	22,300	2,591
		9,171

Taiwan—22.4%
Arcadyan Technology Corp.	150,000	803
Cathay Financial Holding Co., Ltd.	918,000	1,912
CTBC Financial Holding Co., Ltd.	1,381,000	1,647
Eva Airways Corp.	1,380,000	1,867
Evergreen Marine Corp. Taiwan Ltd.	281,000	1,929
Fubon Financial Holding Co., Ltd.	615,000	1,694
Fusheng Precision Co., Ltd.	85,000	817
International Games System Co., Ltd.	23,000	683
MediaTek, Inc.	88,000	3,798
Taiwan Semiconductor Manufacturing Co., Ltd.	540,000	17,707
Yuanta Financial Holding Co., Ltd.	3,119,600	3,235
		36,092

United Arab Emirates—6.7%
Abu Dhabi Islamic Bank PJSC	235,000	884
Emaar Development PJSC	1,300,464	4,851
Emirates NBD Bank PJSC	857,181	5,006
		10,741

Total Common Stocks (Identified Cost $139,331)		154,914

Total Long-Term Investments—98.3% (Identified Cost $143,062)		157,980

TOTAL INVESTMENTS—98.3% (Identified Cost $143,062)		$157,980
Other assets and liabilities, net—1.7%		2,800
NET ASSETS—100.0%		$160,780

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).
Country Weightings†
Taiwan	23%
China	21
India	17
South Africa	7
United Arab Emirates	7
South Korea	6
Brazil	5
Other	14
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$3,066	$3,066	$—
Common Stocks	154,914	154,913	1
Total Investments	$157,980	$157,979	$1
There were no securities valued using significant observable inputs (Level 2) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—22.7%
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,479
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	14,036
Rivian Automotive, Inc.
4.625%, 3/15/29	12,890	12,959
3.625%, 10/15/30	5,610	5,010
		38,484

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	14,020	14,903
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	6,120	5,679
Bridgebio Pharma, Inc. 2.250%, 2/1/29	6,715	5,728
Guardant Health, Inc. 0.000%, 11/15/27	10,085	8,446
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	14,555	13,881
Ionis Pharmaceuticals, Inc. 0.000%, 4/1/26(2)	4,570	4,401
Livongo Health, Inc. 0.875%, 6/1/25	3,650	3,568
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	7,025	7,714
		64,320

Commercial Services—1.8%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	9,635	9,237
Block, Inc.
0.125%, 3/1/25	5,735	5,683
0.000%, 5/1/26	19,765	18,332
0.250%, 11/1/27	2,860	2,477
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	33,570	32,865
Shift4 Payments, Inc. 0.500%, 8/1/27	15,450	16,609
		85,203

Computers—0.7%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	15,893
0.500%, 6/15/28	17,745	17,115
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(2)	1,100	987
		33,995

Diversified REITS—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	15,930	16,408
	Par Value	Value

Electric Utilities—1.3%
PG&E Corp. 4.250%, 12/1/27	$ 36,950	$ 40,072
Southern Co. (The) 3.875%, 12/15/25	22,015	23,127
		63,199

Energy-Alternate Sources—0.3%
Enphase Energy, Inc. 0.000%, 3/1/28	4,290	3,518
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,350
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	6,993
		14,861

Engineering & Construction—0.3%
Fluor Corp. 1.125%, 8/15/29	9,240	11,610
Entertainment—1.1%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	18,860	16,050
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	28,835	28,950
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	10,006
		55,006

Financial Services—1.0%
Coinbase Global, Inc. 0.500%, 6/1/26	17,980	18,835
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,010	1,932
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	22,295
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	5,830	5,556
		48,618

Health Care REITs—0.7%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	30,780	34,874
Healthcare-Products—1.0%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	5,673
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,506
144A 1.750%, 4/15/31(1)	9,130	8,480
Insulet Corp. 0.375%, 9/1/26	4,545	5,744
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	6,530	6,308
	Par Value	Value

Healthcare-Products—continued
Novocure Ltd. 0.000%, 11/1/25	$ 5,475	$ 5,201
Omnicell, Inc. 0.250%, 9/15/25	3,215	3,070
Repligen Corp. 1.000%, 12/15/28	5,540	5,651
		47,633

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	9,603
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	11,310
Internet—4.6%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	10,570	11,246
Etsy, Inc.
0.125%, 9/1/27	4,955	4,259
0.250%, 6/15/28	24,535	20,064
Expedia Group, Inc. 0.000%, 2/15/26	23,335	23,149
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,652
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,689
Okta, Inc. 0.375%, 6/15/26	4,305	3,993
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	6,459
Sea Ltd. 0.250%, 9/15/26	13,325	12,086
Shopify, Inc. 0.125%, 11/1/25	16,000	16,288
Snap, Inc.
0.750%, 8/1/26	8,000	7,760
0.000%, 5/1/27	7,755	6,727
0.125%, 3/1/28	21,440	17,549
Spotify USA, Inc. 0.000%, 3/15/26	13,840	14,713
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	11,660	14,341
Uber Technologies, Inc. 0.000%, 12/15/25	23,305	23,491
Wayfair, Inc. 3.250%, 9/15/27	6,535	6,966
Zillow Group, Inc. 2.750%, 5/15/25	12,940	14,970
		219,402

Investment Companies—0.1%
IREN Ltd. 144A 3.250%, 6/15/30(1)	4,150	3,667
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Leisure Time—0.6%
NCL Corp., Ltd. 1.125%, 2/15/27	$ 27,725	$ 28,695
Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	9,957
Media—0.3%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	15,805	15,497
Mining—0.0%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,300	1,338
Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	12,495	14,597
Southwest Airlines Co. 1.250%, 5/1/25	15,585	15,998
		30,595

Pharmaceuticals—0.8%
Dexcom, Inc. 0.250%, 11/15/25	16,125	15,520
Jazz Investments I Ltd. 2.000%, 6/15/26	22,255	22,555
		38,075

Semiconductors—1.2%
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	13,780	12,671
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	9,680	9,370
ON Semiconductor Corp. 0.500%, 3/1/29	20,650	19,442
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	5,225	5,253
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	10,598
		57,334

Software—3.2%
Akamai Technologies, Inc.
0.375%, 9/1/27	12,470	12,502
1.125%, 2/15/29	13,045	12,720
BILL Holdings, Inc. 144A 0.000%, 4/1/30(1)	13,065	12,876
Cloudflare, Inc. 0.000%, 8/15/26	11,445	10,941
Confluent, Inc. 0.000%, 1/15/27(2)	8,780	7,889
Datadog, Inc. 144A 0.000%, 12/1/29(1)	9,885	9,509
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	13,590	12,061
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	$ 6,620	$ 6,458
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	33,185	26,548
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	9,780	9,668
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	14,110	16,734
Unity Software, Inc. 0.000%, 11/15/26	10,710	9,757
Workiva, Inc. 1.250%, 8/15/28	5,220	5,525
		153,188

Telecommunications—0.1%
EchoStar Corp. 3.875%, 11/30/30	1,883	1,976
Total Convertible Bonds and Notes (Identified Cost $1,217,983)		1,094,848

Corporate Bonds and Notes—32.1%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,882
144A 7.500%, 6/1/29(1)	7,810	6,833
		11,715

Aerospace & Defense—1.6%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	24,770	25,771
144A 7.000%, 6/1/32(1)	6,530	6,643
TransDigm, Inc.
144A 6.625%, 3/1/32(1)	19,320	19,494
144A 6.000%, 1/15/33(1)	18,310	17,945
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	6,755	7,034
		76,887

Auto Manufacturers—0.6%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,394
7.450%, 7/16/31	9,690	10,410
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,187
4.000%, 11/13/30	14,895	13,418
		28,409

Automobile Components—0.7%
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	7,032
Clarios Global LP 144A 6.750%, 5/15/28(1)	3,900	3,971
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	21,170	18,961
	Par Value	Value

Automobile Components—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$ 5,295	$ 4,935
		34,899

Building Materials—0.5%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,189
144A 6.375%, 6/15/32(1)	8,065	8,018
Summit Materials LLC 144A 5.250%, 1/15/29(1)	7,970	8,026
		25,233

Chemicals—0.6%
Chemours Co. (The)
144A 4.625%, 11/15/29(1)	13,120	11,399
144A 8.000%, 1/15/33(1)	10,090	9,859
Tronox, Inc. 144A 4.625%, 3/15/29(1)	11,095	9,958
		31,216

Commercial Services—1.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,447
Avis Budget Car Rental LLC
144A 5.375%, 3/1/29(1)	3,745	3,503
144A 8.000%, 2/15/31(1)	9,660	9,885
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,325
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	7,625	7,722
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	7,205	7,113
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	8,717
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,000	9,153
United Rentals North America, Inc. 5.250%, 1/15/30	18,650	18,120
		82,985

Computers—0.4%
McAfee Corp. 144A 7.375%, 2/15/30(1)	13,460	13,073
Seagate HDD Cayman 8.500%, 7/15/31	4,995	5,341
		18,414

Containers & Packaging—0.6%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	15,595	15,910
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Containers & Packaging—continued
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	$ 12,770	$ 12,751
		28,661

Diversified REITS—1.0%
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	5,180	4,768
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	16,055	16,404
144A 5.250%, 7/15/30(1)	2,180	2,081
144A 6.250%, 1/15/33(1)	15,190	15,129
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,051
		48,433

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,409
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	9,945	9,490
Entertainment—1.5%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	3,196
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	28,535	27,513
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,849
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	4,916
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	10,975	9,795
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	5,890	5,694
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	11,510	10,986
		71,949

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,260	13,695
Financial Services—2.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	12,849
144A 7.125%, 2/1/32(1)	25,890	26,213
	Par Value	Value

Financial Services—continued
Navient Corp.
6.750%, 6/15/26	$ 10,725	$ 10,828
5.000%, 3/15/27	12,315	12,071
4.875%, 3/15/28	7,065	6,739
OneMain Finance Corp.
6.625%, 1/15/28	9,655	9,774
9.000%, 1/15/29	1,850	1,962
5.375%, 11/15/29	8,860	8,518
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	7,185	7,528
PRA Group, Inc.
144A 8.375%, 2/1/28(1)	4,155	4,271
144A 8.875%, 1/31/30(1)	3,620	3,749
		104,502

Food & Beverage—1.2%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	7,915
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	13,670	13,669
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	18,205	17,820
144A 6.250%, 10/15/34(1)	14,125	13,760
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,409
		59,573

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,119
Healthcare-Products—0.5%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	8,745	8,837
144A 5.250%, 10/1/29(1)	15,630	15,084
		23,921

Healthcare-Services—1.0%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,234
144A 6.875%, 4/15/29(1)	9,715	7,338
Tenet Healthcare Corp. 6.125%, 10/1/28	35,925	35,858
		49,430

Hotel & Resort REITs—0.3%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	6,895	6,731
144A 4.875%, 5/15/29(1)	9,060	8,526
		15,257

Insurance—0.5%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	25,540	25,795
	Par Value	Value

Internet—0.4%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	$ 12,560	$ 12,880
Wayfair LLC 144A 7.250%, 10/31/29(1)	4,340	4,338
		17,218

Investment Companies—0.4%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,625
144A 5.000%, 1/15/32(1)	3,650	3,339
		16,964

Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)	19,775	19,421
Leisure Time—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	5,000	5,058
Carnival Corp.
144A 5.750%, 3/1/27(1)	8,455	8,436
144A 6.000%, 5/1/29(1)	17,200	17,159
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	4,805	4,799
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	7,505	7,595
		43,047

Lodging—0.7%
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	9,890	8,894
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	5,360	5,051
MGM Resorts International 4.750%, 10/15/28	7,595	7,273
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	10,782
		32,000

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	6,770	6,447
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,382
Media—3.8%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,483
144A 5.375%, 6/1/29(1)	14,405	13,763
144A 6.375%, 9/1/29(1)	13,135	13,023
144A 7.375%, 3/1/31(1)	5,750	5,862
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	9,928
144A 5.750%, 1/15/30(1)	3,000	1,707
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media—continued
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	$ 11,910	$ 11,604
DISH DBS Corp. 7.375%, 7/1/28	21,985	15,736
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	8,560	8,279
144A 4.750%, 10/15/30(1)	2,325	1,267
144A 5.375%, 11/15/31(1)	14,095	7,515
iHeartCommunications, Inc. 144A 10.875%, 5/1/30(1)	9,524	7,294
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	12,875	12,558
144A 4.750%, 11/1/28(1)	5,800	5,408
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	6,847
Sirius XM Radio LLC
144A 5.500%, 7/1/29(1)	8,845	8,481
144A 4.125%, 7/1/30(1)	11,990	10,464
TEGNA, Inc. 5.000%, 9/15/29	13,820	12,925
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,063
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,349
144A 4.500%, 8/15/30(1)	9,225	7,967
		184,523

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,630
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,718
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,581
144A 6.125%, 4/1/29(1)	4,675	4,677
		26,606

Oil, Gas & Consumable Fuels—2.4%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,075	10,380
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	12,300	12,823
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,633
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	—(5)
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	8,700	8,481
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Expand Energy Corp. 5.375%, 3/15/30	$ 12,115	$ 11,846
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	86
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,295	6,498
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,537
6.625%, 9/1/30	1,610	1,685
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,429
144A 7.000%, 8/1/32(1)	7,435	7,331
Transocean, Inc. 144A 8.500%, 5/15/31(1)	12,205	11,965
USA Compression Partners LP
6.875%, 9/1/27	12,545	12,586
144A 7.125%, 3/15/29(1)	6,325	6,437
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,842
		117,559

Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	14,008
Pharmaceuticals—1.2%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	26,904
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	11,825	11,149
Organon & Co. 144A 5.125%, 4/30/31(1)	24,215	21,765
		59,818

Pipelines—0.3%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	5,185	5,049
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	9,765	9,840
		14,889

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	10,972
Retail—1.2%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,756
144A 5.000%, 2/15/32(1)	4,280	3,904
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,048
	Par Value	Value

Retail—continued
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	$ 1,860	$ 1,746
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	1,973
New Red Finance, Inc.
144A 6.125%, 6/15/29(1)	17,865	17,931
144A 4.000%, 10/15/30(1)	6,100	5,456
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	8,922
		58,736

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,649
Software—0.5%
Central Parent LLC 144A 8.000%, 6/15/29(1)	8,235	8,354
UKG, Inc. 144A 6.875%, 2/1/31(1)	15,410	15,634
		23,988

Telecommunications—1.7%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	5,600	4,999
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	9,937
144A 8.750%, 5/15/30(1)	5,420	5,728
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	11,900
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	23,075	19,960
144A 10.000%, 10/15/32(1)	8,285	8,235
Sprint LLC 7.625%, 3/1/26	7,435	7,600
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	12,837
		81,196

Transportation—0.7%
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 6/15/32(1)	17,205	17,544
144A 5.875%, 4/15/33(1)	5,405	5,216
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,526
144A 7.125%, 2/1/32(1)	2,015	2,062
		31,348

Total Corporate Bonds and Notes (Identified Cost $1,650,930)		1,549,763

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—3.7%
Aerospace & Defense—0.4%
Boeing Co. (The), 6.000%	316,205	$ 19,254
Banks—1.7%
Bank of America Corp. Series L, 7.250%	24,920	30,384
Wells Fargo & Co. Series L, 7.500%	41,785	49,904
		80,288

Capital Markets—0.3%
Ares Management Corp. Series B, 6.750%	239,345	13,173
Electric Utilities—0.8%
NextEra Energy, Inc., 7.299%	709,390	34,611
PG&E Corp. Series A, 6.000%	73,840	3,676
		38,287

Financial Services—0.3%
Apollo Global Management, Inc., 6.750%	156,840	13,631
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	183,190	11,488
Total Convertible Preferred Stocks (Identified Cost $177,503)		176,121

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)(7)	9,389	939
Total Preferred Stock (Identified Cost $920)		939

Common Stocks—31.9%
Air Freight & Logistics—0.1%
FedEx Corp.(8)	22,725	6,393
Automobile Components—0.2%
Aptiv plc(6)	136,291	8,243
Automobiles—0.6%
Tesla, Inc.(6)(8)	66,958	27,040
Banks—1.9%
Bank of America Corp.	613,930	26,982
CCF Holdings LLC(3)(6)	7,416,755	371
CCF Holdings LLC Class M(3)(6)	1,759,917	88
Citigroup, Inc.	374,720	26,376
	Shares	Value

Banks—continued
JPMorgan Chase & Co.	148,575	$ 35,615
		89,432

Beverages—0.2%
Coca-Cola Co. (The)	135,575	8,441
Biotechnology—0.5%
AbbVie, Inc.(8)	58,530	10,401
Clovis Liquidation Trust Units(3)(6)	4,474,067	123
Regeneron Pharmaceuticals, Inc.(6)	8,640	6,155
Vertex Pharmaceuticals, Inc.(6)(8)	16,385	6,598
		23,277

Broadline Retail—1.6%
Amazon.com, Inc.(6)(8)	348,305	76,415
Building Products—0.1%
Carrier Global Corp.(8)	87,295	5,959
Capital Markets—1.0%
Intercontinental Exchange, Inc.	26,125	3,893
KKR & Co., Inc.	107,405	15,886
Moody’s Corp.	34,155	16,168
Morgan Stanley	104,440	13,130
		49,077

Chemicals—0.6%
Air Products & Chemicals, Inc.	31,145	9,033
DuPont de Nemours, Inc.	104,388	7,960
Ecolab, Inc.	33,770	7,913
Linde plc	15,565	6,517
		31,423

Communications Equipment—0.4%
Cisco Systems, Inc.(8)	194,160	11,494
Motorola Solutions, Inc.	19,070	8,815
		20,309

Construction & Engineering—0.2%
Quanta Services, Inc.	30,205	9,546
Consumer Finance—0.4%
Capital One Financial Corp.	29,410	5,244
Discover Financial Services	79,885	13,839
Erickson, Inc.(3)(6)	10,866	—
		19,083

Consumer Staples Distribution & Retail—1.0%
Costco Wholesale Corp.(8)	14,915	13,666
Target Corp.	84,115	11,371
Walmart, Inc.	240,545	21,733
		46,770

	Shares	Value

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	100,966	$ 4,038
Electric Utilities—0.5%
Constellation Energy Corp.(8)	42,960	9,611
Exelon Corp.	446,555	16,808
		26,419

Electrical Equipment—0.8%
Eaton Corp. plc	48,200	15,996
Emerson Electric Co.	64,715	8,020
Generac Holdings, Inc.(6)	49,720	7,709
Plug Power, Inc.(6)	437,288	932
Rockwell Automation, Inc.	28,025	8,009
		40,666

Entertainment—0.4%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Netflix, Inc.(6)	16,625	14,818
Take-Two Interactive Software, Inc.(6)	22,545	4,150
		18,968

Financial Services—1.2%
Fiserv, Inc.(6)	45,055	9,255
Mastercard, Inc. Class A	81,170	42,742
PayPal Holdings, Inc.(6)	56,065	4,785
		56,782

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp.(6)(8)	224,090	20,016
Edwards Lifesciences Corp.(6)	107,320	7,945
Intuitive Surgical, Inc.(6)(8)	50,290	26,249
		54,210

Healthcare Providers & Services—0.7%
CVS Health Corp.	188,935	8,481
McKesson Corp.	15,135	8,626
UnitedHealth Group, Inc.(8)	34,045	17,222
		34,329

Hotels, Restaurants & Leisure—0.6%
Chipotle Mexican Grill, Inc. Class A(6)	203,230	12,255
McDonald’s Corp.	34,880	10,111
Starbucks Corp.	83,750	7,642
		30,008

Industrial Conglomerates—0.7%
3M Co.(8)	129,870	16,765
General Electric Co.(8)	111,305	18,565
		35,330

Insurance—0.7%
Allstate Corp. (The)	92,370	17,808
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Insurance—continued
Aon plc Class A	43,805	$ 15,733
		33,541

Interactive Media & Services—2.5%
Alphabet, Inc. Class A	235,595	44,598
Alphabet, Inc. Class C	117,860	22,445
Meta Platforms, Inc. Class A	92,835	54,356
		121,399

IT Services—0.4%
Accenture plc Class A	21,950	7,722
EPAM Systems, Inc.(6)	20,020	4,681
GoDaddy, Inc. Class A(6)	24,310	4,798
GTT Communications, Inc.(6)	8,647	138
		17,339

Life Sciences Tools & Services—0.4%
Avantor, Inc.(6)	280,592	5,912
Danaher Corp.	53,585	12,301
		18,213

Machinery—0.7%
Cummins, Inc.(8)	33,130	11,549
Deere & Co.(8)	9,060	3,839
Parker-Hannifin Corp.	18,520	11,779
Stanley Black & Decker, Inc.	82,623	6,634
		33,801

Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	414
Oil, Gas & Consumable Fuels—0.4%
Chevron Corp.(8)	91,830	13,300
Devon Energy Corp.	193,425	6,331
		19,631

Pharmaceuticals—0.3%
Elanco Animal Health, Inc.(6)	358,695	4,344
Eli Lilly & Co.(8)	16,175	12,487
		16,831

Professional Services—0.1%
Clarivate plc(6)	540,468	2,746
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(6)(8)	64,030	8,406
CoStar Group, Inc.(6)	110,820	7,934
		16,340

Semiconductors & Semiconductor Equipment—3.2%
Broadcom, Inc.(8)	176,065	40,819
Marvell Technology, Inc.(8)	51,321	5,668
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
NVIDIA Corp.(8)	737,240	$ 99,004
Texas Instruments, Inc.(8)	43,815	8,216
		153,707

Software—4.0%
Autodesk, Inc.(6)	26,980	7,974
Cadence Design Systems, Inc.(6)(8)	34,286	10,302
Crowdstrike Holdings, Inc. Class A(6)(8)	44,690	15,291
Microsoft Corp.(8)	241,486	101,786
Oracle Corp.(8)	53,660	8,942
Salesforce, Inc.	74,040	24,754
ServiceNow, Inc.(6)(8)	19,555	20,731
Workday, Inc. Class A(6)	4,974	1,283
		191,063

Specialized REITs—0.4%
American Tower Corp.	41,110	7,540
Equinix, Inc.	11,510	10,853
		18,393

Specialty Retail—1.1%
Chewy, Inc. Class A(6)	135,542	4,539
Home Depot, Inc. (The)(8)	67,095	26,099
O’Reilly Automotive, Inc.(6)	6,845	8,117
TJX Cos., Inc. (The)	134,450	16,243
		54,998

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.(8)	420,015	105,180
Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. Class B	97,235	7,358
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.	36,345	8,022
Total Common Stocks (Identified Cost $1,602,451)		1,541,134

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(6)	2,911,361	58
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	11
IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(6)	27,745	—
Total Warrants (Identified Cost $—)(5)		69

	Shares	Value

Equity-Linked Notes—4.1%
Banks—1.2%
Barclays Bank plc 1.000%, 2/16/29	24,835,000	$ 24,245
BofA Finance LLC 1.000%, 3/25/27(3)	13,720,000	16,596
Morgan Stanley Finance LLC 1.250%, 9/28/27(3)	13,935,000	17,658
		58,499

Financial Services—2.9%
Citigroup Global Markets Holdings, Inc.
1.000%, 3/15/27(3)	12,295,000	15,843
1.250%, 9/28/27(3)	20,210,000	23,965
Goldman Sachs Finance Corp.
1.000%, 5/13/27(3)	14,420,000	15,669
1.250%, 6/28/27(3)	26,745,000	25,667
4.000%, 9/28/26(3)	13,995,000	18,310
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27	21,180,000	23,791
1.250%, 3/15/27	13,655,000	15,825
		139,070

Total Equity-Linked Notes (Identified Cost $192,322)		197,569

Total Long-Term Investments—94.5% (Identified Cost $4,842,109)		4,560,443

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(9)	84,851,734	84,852
Total Short-Term Investment (Identified Cost $84,852)		84,852

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.2% (Identified Cost $4,926,961)		4,645,295

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $990)	$ (164)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.2% (Identified Cost $4,925,971)	$4,645,131
Other assets and liabilities, net—3.8%	182,677
NET ASSETS—100.0%	$4,827,808

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $1,591,971 or 33.0% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $356,888.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	2
Bermuda	2
Cayman Islands	1
United Kingdom	1
Ireland	1
Panama	1
Total	100%
† % of total investments, net of written options, as of December 31, 2024.
Open written options contracts as of December 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(649)	$(9,151)	$141.00	01/17/25	$(6)
AbbVie, Inc.	(293)	(5,640)	192.50	01/17/25	(3)
Amazon.com, Inc.	(1,742)	(44,421)	255.00	01/17/25	(9)
Apple, Inc.	(1,103)	(30,884)	280.00	01/17/25	(4)
Boston Scientific Corp.	(1,120)	(11,200)	100.00	01/17/25	(6)
Broadcom, Inc.	(203)	(5,583)	275.00	01/17/25	(7)
Cadence Design Systems, Inc.	(171)	(5,814)	340.00	01/17/25	(5)
Carrier Global Corp.	(436)	(3,270)	75.00	01/17/25	(4)
CBRE Group, Inc.	(320)	(4,480)	140.00	01/17/25	(10)
Chevron Corp.	(872)	(14,824)	170.00	01/17/25	(1)
Cisco Systems, Inc.	(1,845)	(11,531)	62.50	01/17/25	(9)
Constellation Energy Corp.	(215)	(6,235)	290.00	01/17/25	(1)
Costco Wholesale Corp.	(75)	(8,100)	1,080.00	01/17/25	(—) (3)
Crowdstrike Holdings, Inc.	(189)	(8,127)	430.00	01/17/25	(2)
Cummins, Inc.	(166)	(6,806)	410.00	01/17/25	(—) (3)
Deere & Co.	(45)	(2,160)	480.00	01/17/25	(1)
Eli Lilly & Co.	(81)	(7,290)	900.00	01/17/25	(2)
FedEx Corp.	(216)	(6,912)	320.00	01/17/25	(2)
General Electric Co.	(557)	(10,583)	190.00	01/17/25	(3)
Home Depot, Inc. (The)	(335)	(14,740)	440.00	01/17/25	(3)
Intuitive Surgical, Inc.	(126)	(7,560)	600.00	01/17/25	(3)
Marvell Technology, Inc.	(378)	(5,103)	135.00	01/17/25	(3)
Microsoft Corp.	(1,207)	(58,539)	485.00	01/17/25	(2)
NVIDIA Corp.	(3,686)	(62,662)	170.00	01/17/25	(26)
Oracle Corp.	(268)	(5,360)	200.00	01/17/25	(—) (3)
ServiceNow, Inc.	(98)	(12,348)	1,260.00	01/17/25	(4)
Tesla, Inc.	(423)	(23,265)	550.00	01/17/25	(42)
Texas Instruments, Inc.	(219)	(4,599)	210.00	01/17/25	(2)
UnitedHealth Group, Inc.	(170)	(10,710)	630.00	01/17/25	(4)
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Open written options contracts as of December 31, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Vertex Pharmaceuticals, Inc.	(62)	$(3,410)	$550.00	01/17/25	$—
Total Written Options					$(164)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,094,848	$—	$1,094,848	$—
Corporate Bonds and Notes	1,549,763	—	1,547,790	1,973(1)
Equity Securities:
Convertible Preferred Stocks	176,121	176,121	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,541,134	1,540,000	138	996(1)
Warrants	69	11	—	58(1)
Equity-Linked Notes	197,569	—	63,861	133,708
Money Market Mutual Fund	84,852	84,852	—	—
Total Assets	4,645,295	1,800,984	2,706,637	137,674
Liabilities:
Other Financial Instruments:
Written Options	(164)	(153)	(11)	—
Total Investments, Net of Written Options	$4,645,131	$1,800,831	$2,706,626	$137,674

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $39,702 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Preferred Stock	Common Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2024:	$ 379,429	$ 2,238(a)	$ 939	$ 3,185(a)	$ 146(a)	$ 372,921
Accrued discount/(premium)	93	—	—	—	—	93
Net realized gain (loss)	11,377	—	—	(475)	—	11,852
Net change in unrealized appreciation (depreciation)(b)	(6,134)	(179)	—	(1,708)	(88)	(4,159)
Purchases	49,336	—	—	—	—	49,336
Sales(c)	(256,725)	—	—	(6)	—	(256,719)
Transfers from Level 3(d)	(39,702)	(86)	—	—	—	(39,616)
Balance as of December 31, 2024	$ 137,674	$ 1,973(a)	$ 939	$ 996(a)	$ 58(a)	$ 133,708
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024, was $(7,319).
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
(c) Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of December 31, 2024, for any investment security where a change in the pricing level occur red from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2024:
Investments in Securities – Assets	Ending Balance at December 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	22.18% (21.93% - 22.55%)	Decrease

Common Stocks:
CCF Holdings LLC	$371	OPM and Last transaction	Volatility	42.91% (37.40% - 55.90%)	Increase

CCF Holdings LLC Class M	$88	OPM and Last transaction	Volatility	42.91% (37.40% - 55.90%)	Increase

Postmedia Network Canada Corp.	$414	Market and Company Comparables	EV Multiples	1.49x (0.62x - 3.09x)	Increase
				10.43x (3.19x - 18.32x)
			Illiquidity Discount	10%	Increase

Warrants:
CCF Holdings LLC	$58	Black-Scholes Model	Volatility	42.91% (37.40% - 55.90%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Brazil—5.2%
Caixa Seguridade Participacoes S.A.	347,987	$ 802
Tegma Gestao Logistica S.A.	325,338	1,508
		2,310

China—2.9%
Haitian International Holdings Ltd.	463,766	1,260
France—3.4%
Alten S.A.	12,410	1,016
Lectra	17,513	472
		1,488

Indonesia—0.9%
Sarana Menara Nusantara Tbk PT	9,653,000	393
Italy—4.8%
FinecoBank Banca Fineco SpA	59,635	1,037
Moltiply Group SpA	29,137	1,097
		2,134

Japan—2.1%
MarkLines Co., Ltd.	68,844	944
Lithuania—7.6%
Baltic Classifieds Group plc	850,100	3,352
Mexico—4.3%
Corp. Moctezuma SAB de C.V.	465,060	1,670
	Shares	Value

Mexico—continued
Qualitas Controladora SAB de C.V.	29,291	$ 245
		1,915

Norway—2.6%
Bouvet ASA	170,142	1,143
Poland—2.9%
Grupa Pracuj S.A.	91,999	1,274
Singapore—3.7%
Haw Par Corp., Ltd.	198,017	1,617
United Kingdom—14.1%
AJ Bell plc	229,932	1,303
Auto Trader Group plc	165,538	1,643
FDM Group Holdings plc	179,441	708
Rightmove plc	319,164	2,564
		6,218

United States—44.1%
Enerpac Tool Group Corp. Class A	22,852	939
FTI Consulting, Inc.(1)	9,852	1,883
Landstar System, Inc.	7,666	1,317
Moelis & Co. Class A	23,332	1,724
Morningstar, Inc.	3,675	1,238
nCino, Inc.(1)	55,738	1,872
NVE Corp.	6,668	543
Primerica, Inc.	11,418	3,099
Ryan Specialty Holdings, Inc. Class A	40,148	2,576
Simpson Manufacturing Co., Inc.	8,630	1,431
Toro Co. (The)	11,353	909
Triumph Financial, Inc.(1)	11,798	1,072
	Shares	Value

	United States—continued
Watts Water Technologies, Inc. Class A	4,449	$ 905
		19,508

	Total Common Stocks (Identified Cost $35,174)	43,556

	Total Long-Term Investments—98.6% (Identified Cost $35,174)	43,556

	TOTAL INVESTMENTS—98.6% (Identified Cost $35,174)	$43,556
	Other assets and liabilities, net—1.4%	636
	NET ASSETS—100.0%	$44,192

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	45%
United Kingdom	14
Lithuania	8
Brazil	5
Italy	5
Mexico	4
Singapore	4
Other	15
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$43,556	$43,556
Total Investments	$43,556	$43,556
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Biotechnology—14.5%
AbbVie, Inc.	37,375	$ 6,641
Amgen, Inc.	12,240	3,190
Regeneron Pharmaceuticals, Inc.(1)	3,536	2,519
Vertex Pharmaceuticals, Inc.(1)	12,182	4,906
		17,256

Healthcare Equipment & Supplies—24.9%
Align Technology, Inc.(1)	9,703	2,023
Cooper Cos., Inc. (The)(1)	61,169	5,623
Dexcom, Inc.(1)	52,889	4,113
IDEXX Laboratories, Inc.(1)	10,651	4,404
Insulet Corp.(1)	13,406	3,500
Intuitive Surgical, Inc.(1)	11,291	5,894
STAAR Surgical Co.(1)	62,907	1,528
STERIS plc	12,553	2,580
		29,665

	Shares	Value

Healthcare Providers & Services—16.2%
HealthEquity, Inc.(1)	43,091	$ 4,135
McKesson Corp.	9,247	5,270
U.S. Physical Therapy, Inc.	39,132	3,471
UnitedHealth Group, Inc.	12,661	6,405
		19,281

Life Sciences Tools & Services—19.9%
Azenta, Inc.(1)	70,718	3,536
Charles River Laboratories International, Inc.(1)	12,611	2,328
Danaher Corp.	20,342	4,669
Mettler-Toledo International, Inc.(1)	3,580	4,381
Thermo Fisher Scientific, Inc.	8,410	4,375
West Pharmaceutical Services, Inc.	13,707	4,490
		23,779

Pharmaceuticals—23.9%
Bristol-Myers Squibb Co.	26,122	1,478
Eli Lilly & Co.	19,552	15,094
	Shares	Value

Pharmaceuticals—continued
Merck & Co., Inc.	45,944	$ 4,571
Pfizer, Inc.	108,036	2,866
Zoetis, Inc. Class A	27,443	4,471
		28,480

Total Common Stocks (Identified Cost $107,645)		118,461

Total Long-Term Investments—99.4% (Identified Cost $107,645)		118,461

TOTAL INVESTMENTS—99.4% (Identified Cost $107,645)		$118,461
Other assets and liabilities, net—0.6%		676
NET ASSETS—100.0%		$119,137

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$118,461	$118,461
Total Investments	$118,461	$118,461
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—2.8%
Comcast Corp. Class A	253,570	$ 9,516
Walt Disney Co. (The)	55,192	6,146
		15,662

Consumer Discretionary—3.2%
Best Buy Co., Inc.	43,397	3,724
Home Depot, Inc. (The)	14,757	5,740
Rollins, Inc.	68,357	3,168
Starbucks Corp.	58,430	5,332
		17,964

Consumer Staples—3.2%
Constellation Brands, Inc. Class A	23,247	5,137
Keurig Dr Pepper, Inc.	181,653	5,835
Tyson Foods, Inc. Class A	122,651	7,045
		18,017

Energy—7.7%
Chevron Corp.	60,615	8,779
EOG Resources, Inc.	56,232	6,893
Exxon Mobil Corp.	76,972	8,280
ONEOK, Inc.	55,569	5,579
Ovintiv, Inc.	151,669	6,143
Schlumberger N.V.	68,970	2,644
TC Energy Corp.	100,084	4,657
		42,975

Financials—24.6%
Allstate Corp. (The)	27,481	5,298
Bank of America Corp.	509,616	22,398
Capital One Financial Corp.	28,869	5,148
Citigroup, Inc.	140,537	9,892
Commerce Bancshares, Inc.	97,527	6,077
Intercontinental Exchange, Inc.	28,551	4,254
Jack Henry & Associates, Inc.	36,562	6,409
JPMorgan Chase & Co.	27,243	6,531
MarketAxess Holdings, Inc.	26,600	6,013
Mastercard, Inc. Class A	18,016	9,487
MetLife, Inc.	64,447	5,277
Morgan Stanley	45,851	5,764
MSCI, Inc. Class A	20,208	12,125
Nasdaq, Inc.	33,928	2,623
PNC Financial Services Group, Inc. (The)	60,435	11,655
	Shares	Value

Financials—continued
Truist Financial Corp.	269,327	$ 11,683
U.S. Bancorp	162,428	7,769
		138,403

Health Care—13.6%
Abbott Laboratories	55,441	6,271
Agilent Technologies, Inc.	76,989	10,343
Bristol-Myers Squibb Co.	51,690	2,924
Medtronic plc	73,076	5,837
Pfizer, Inc.	114,641	3,041
Teleflex, Inc.	47,579	8,468
Thermo Fisher Scientific, Inc.	24,769	12,886
UnitedHealth Group, Inc.	31,155	15,760
Zoetis, Inc. Class A	65,620	10,691
		76,221

Industrials—11.5%
Genpact Ltd.	153,807	6,606
Honeywell International, Inc.	55,432	12,522
L3Harris Technologies, Inc.	45,458	9,559
MonotaRO Co., Ltd. Unsponsored ADR	391,514	6,589
RB Global, Inc.	99,488	8,975
Stanley Black & Decker, Inc.	116,526	9,356
TransUnion	117,856	10,926
		64,533

Information Technology—6.6%
Apple, Inc.	21,615	5,413
Intuit, Inc.	35,411	22,256
Microsoft Corp.	14,058	5,925
Salesforce, Inc.	10,145	3,392
		36,986

Materials—4.5%
Air Products & Chemicals, Inc.	29,955	8,688
Ball Corp.	130,444	7,191
FMC Corp.	85,800	4,171
Pan American Silver Corp.	265,837	5,375
		25,425

Real Estate—13.8%
Alexandria Real Estate Equities, Inc.	183,517	17,902
Crown Castle, Inc.	134,239	12,183
Equinix, Inc.	11,299	10,654
	Shares	Value

Real Estate—continued
Invitation Homes, Inc.	155,274	$ 4,964
Mid-America Apartment Communities, Inc.	44,580	6,891
Prologis, Inc.	49,330	5,214
Rexford Industrial Realty, Inc.	370,791	14,335
Sun Communities, Inc.	44,495	5,472
		77,615

Utilities—7.5%
American Water Works Co., Inc.	47,766	5,946
Eversource Energy	298,672	17,153
NextEra Energy, Inc.	267,413	19,171
		42,270

Total Common Stocks (Identified Cost $487,052)		556,071

Total Long-Term Investments—99.0% (Identified Cost $487,052)		556,071

TOTAL INVESTMENTS—99.0% (Identified Cost $487,052)		$556,071
Other assets and liabilities, net—1.0%		5,407
NET ASSETS—100.0%		$561,478

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings†
United States	93%
Canada	3
Bermuda	1
Japan	1
Ireland	1
Curaçao	1
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$556,071	$556,071
Total Investments	$556,071	$556,071
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.6%
Brazil—2.6%
Itau Unibanco Holding S.A., 7.670%	132,300	$ 658
Petroleo Brasileiro S.A., 16.600%	161,500	946
		1,604

Total Preferred Stocks (Identified Cost $1,739)		1,604

Common Stocks—102.2%
Australia—0.5%
Treasury Wine Estates Ltd.	46,380	325
Belgium—2.7%
KBC Group N.V.	8,734	675
Warehouses De Pauw CVA	48,783	960
		1,635

Brazil—2.8%
Vale S.A.	193,100	1,705
Canada—5.4%
Agnico Eagle Mines Ltd.	14,018	1,097
Brookfield Corp.	11,105	638
Franco-Nevada Corp.	5,775	679
RB Global, Inc.	10,195	920
		3,334

Cayman Islands—0.4%
PDD Holdings, Inc. ADR(1)	2,480	241
China—18.0%
Alibaba Group Holding Ltd.	276,746	2,936
ANTA Sports Products Ltd.	131,081	1,314
China Merchants Bank Co., Ltd. Class A	129,800	699
JD.com, Inc. Class A	172,893	3,027
Tencent Holdings Ltd.	50,291	2,700
Zhejiang Dingli Machinery Co., Ltd. Class A	45,200	400
		11,076

Denmark—1.2%
Novo Nordisk A/S Class B	8,422	730
France—1.6%
Dassault Aviation S.A.	3,219	658
LVMH Moet Hennessy Louis Vuitton SE	489	322
		980

India—3.2%
HDFC Bank Ltd. ADR	30,385	1,940
Israel—0.6%
Nice Ltd.(1)	2,011	344
	Shares	Value

Italy—1.7%
FinecoBank Banca Fineco SpA	59,489	$ 1,035
Japan—17.2%
Daiichi Sankyo Co., Ltd.	98,500	2,693
Lasertec Corp.	6,700	639
MonotaRO Co., Ltd.	149,246	2,543
Nippon Paint Holdings Co., Ltd.	295,326	1,909
Shionogi & Co., Ltd.	45,500	638
Sony Group Corp.	100,100	2,113
		10,535

Mexico—0.9%
Grupo Financiero Banorte SAB de C.V. Class O	85,800	553
Netherlands—8.6%
ASML Holding N.V.	3,684	2,590
Euronext N.V.	18,451	2,070
NN Group N.V.	13,647	595
		5,255

Norway—1.9%
Aker BP ASA	28,964	564
Equinor ASA	24,630	574
		1,138

Saudi Arabia—1.1%
Saudi Arabian Oil Co.	90,997	679
Singapore—1.0%
DBS Group Holdings Ltd.	20,120	644
South Africa—2.4%
Naspers Ltd. Class N	6,653	1,471
South Korea—5.0%
Samsung Electronics Co., Ltd.	67,412	2,433
SK Hynix, Inc.	5,410	629
		3,062

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	67,752	663
Repsol S.A.	44,068	534
		1,197

Sweden—2.4%
Evolution AB	19,187	1,479
Switzerland—1.1%
BKW AG	3,946	653
Taiwan—3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	60,539	1,985
United Arab Emirates—2.0%
Emirates NBD Bank PJSC	124,071	724
	Shares	Value

United Arab Emirates—continued
First Abu Dhabi Bank PJSC	135,992	$ 509
		1,233

United Kingdom—9.6%
Anglogold Ashanti plc	23,102	515
AstraZeneca plc	4,755	623
Barclays plc	199,866	671
LivaNova plc(1)	10,593	491
Segro plc	102,520	900
Standard Chartered plc	215,977	2,673
		5,873

United States—5.8%
Allegion plc	3,628	474
American Tower Corp.	3,575	656
Digital Realty Trust, Inc.	2,745	487
NextEra Energy, Inc.	27,168	1,947
		3,564

Total Common Stocks (Identified Cost $60,458)		62,666

Total Long-Term Investments—104.8% (Identified Cost $62,197)		64,270

TOTAL INVESTMENTS—104.8% (Identified Cost $62,197)		$64,270
Other assets and liabilities, net—(4.8)%		(2,924)
NET ASSETS—100.0%		$61,346

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	17%
Japan	16
United Kingdom	9
Netherlands	8
United States	6
Canada	5
Brazil	5
Other	34
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$1,604	$1,604
Common Stocks	62,666	62,666
Total Investments	$64,270	$64,270
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Communication Services—3.0%
Comcast Corp. Class A	88,418	$ 3,318
Meta Platforms, Inc. Class A	2,797	1,638
Walt Disney Co. (The)	34,105	3,798
		8,754

Consumer Discretionary—4.8%
Best Buy Co., Inc.	16,039	1,376
Domino’s Pizza, Inc.	2,994	1,257
eBay, Inc.	23,914	1,481
General Motors Co.	26,146	1,393
Home Depot, Inc. (The)	7,390	2,875
JD.com, Inc. ADR	74,686	2,589
Rollins, Inc.	30,140	1,397
Starbucks Corp.	17,765	1,621
		13,989

Consumer Staples—3.4%
Keurig Dr Pepper, Inc.	39,805	1,278
McCormick & Co., Inc. Non-voting Shares	38,898	2,966
Sysco Corp.	37,793	2,890
Tyson Foods, Inc. Class A	47,019	2,701
		9,835

Energy—7.2%
Chevron Corp.	19,045	2,759
ConocoPhillips	11,412	1,132
EOG Resources, Inc.	24,545	3,009
Exxon Mobil Corp.	46,633	5,016
ONEOK, Inc.	16,641	1,671
Ovintiv, Inc.	82,965	3,360
Phillips 66	14,441	1,645
Schlumberger N.V.	25,841	991
TC Energy Corp.	34,761	1,617
		21,200

Financials—25.3%
Allstate Corp. (The)	16,498	3,181
Aon plc Class A	4,236	1,521
Bank of America Corp.	171,885	7,554
Blackrock, Inc.	3,340	3,424
Capital One Financial Corp.	20,660	3,684
Cincinnati Financial Corp.	22,871	3,287
Citigroup, Inc.	58,744	4,135
Citizens Financial Group, Inc.	78,675	3,443
Global Payments, Inc.	22,053	2,471
Goldman Sachs Group, Inc. (The)	3,508	2,009
Intercontinental Exchange, Inc.	9,107	1,357
Jack Henry & Associates, Inc.	16,112	2,824
JPMorgan Chase & Co.	30,632	7,343
MarketAxess Holdings, Inc.	6,302	1,425
Morgan Stanley	43,773	5,503
MSCI, Inc. Class A	4,726	2,836
Nasdaq, Inc.	18,967	1,466
PNC Financial Services Group, Inc. (The)	34,284	6,612
T. Rowe Price Group, Inc.	21,275	2,406
Truist Financial Corp.	78,884	3,422
	Shares	Value

Financials—continued
U.S. Bancorp	88,948	$ 4,254
		74,157

Health Care—12.6%
Abbott Laboratories	25,342	2,867
Addus HomeCare Corp.(1)	13,572	1,701
Agilent Technologies, Inc.	25,577	3,436
Bristol-Myers Squibb Co.	51,888	2,935
Globus Medical, Inc. Class A(1)	38,128	3,153
Medtronic plc	46,314	3,699
Teleflex, Inc.	21,486	3,824
Thermo Fisher Scientific, Inc.	7,902	4,111
UnitedHealth Group, Inc.	12,214	6,179
Veeva Systems, Inc. Class A(1)	11,856	2,493
Zoetis, Inc. Class A	16,154	2,632
		37,030

Industrials—13.7%
AMETEK, Inc.	7,953	1,434
CSX Corp.	40,526	1,308
Emerson Electric Co.	34,832	4,317
Genpact Ltd.	72,510	3,114
Honeywell International, Inc.	21,480	4,852
IDEX Corp.	20,056	4,198
L3Harris Technologies, Inc.	18,187	3,824
MonotaRO Co., Ltd. Unsponsored ADR	179,493	3,021
RB Global, Inc.	32,881	2,966
TransUnion	59,745	5,539
United Parcel Service, Inc. Class B	12,873	1,623
Xylem, Inc.	35,204	4,084
		40,280

Information Technology—7.5%
Accenture plc Class A	4,261	1,499
Adobe, Inc. (1)	2,490	1,107
Advanced Micro Devices, Inc.(1)	9,697	1,171
Autodesk, Inc.(1)	5,462	1,615
Intuit, Inc.	6,454	4,056
Microsoft Corp.	8,651	3,647
Salesforce, Inc.	4,684	1,566
Teledyne Technologies, Inc.(1)	3,704	1,719
Texas Instruments, Inc.	22,811	4,277
Tyler Technologies, Inc.(1)	2,560	1,476
		22,133

Materials—3.8%
Air Products & Chemicals, Inc.	5,328	1,545
Ball Corp.	59,683	3,290
LyondellBasell Industries N.V. Class A	29,673	2,204
Pan American Silver Corp.	129,691	2,623
Sealed Air Corp.	45,702	1,546
		11,208

	Shares	Value

Real Estate—9.2%
Alexandria Real Estate Equities, Inc.	66,761	$ 6,513
Crown Castle, Inc.	13,183	1,196
Equinix, Inc.	1,649	1,555
Invitation Homes, Inc.	77,267	2,470
Mid-America Apartment Communities, Inc.	20,473	3,164
Prologis, Inc.	25,286	2,673
Rexford Industrial Realty, Inc.	99,761	3,857
SBA Communications Corp. Class A	27,297	5,563
		26,991

Utilities—6.4%
American Water Works Co., Inc.	30,955	3,853
Eversource Energy	98,194	5,639
NextEra Energy, Inc.	108,225	7,759
WEC Energy Group, Inc.	16,620	1,563
		18,814

Total Common Stocks (Identified Cost $245,653)		284,391

Total Long-Term Investments—96.9% (Identified Cost $245,653)		284,391

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(2)	784,338	784
Total Short-Term Investment (Identified Cost $784)		784

TOTAL INVESTMENTS—97.2% (Identified Cost $246,437)		$285,175
Other assets and liabilities, net—2.8%		8,157
NET ASSETS—100.0%		$293,332

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	91%
Canada	3
Ireland	2
Bermuda	1
Japan	1
China	1
Netherlands	1
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$284,391	$284,391
Money Market Mutual Fund	784	784
Total Investments	$285,175	$285,175
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—0.6%
Fox Corp. Class B	84,320	$ 3,857
Consumer Discretionary—9.9%
ANTA Sports Products Ltd. Unsponsored ADR	27,312	6,779
Aptiv plc(1)	126,797	7,669
Best Buy Co., Inc.	58,787	5,044
Domino’s Pizza, Inc.	16,799	7,052
DR Horton, Inc.	19,756	2,762
Five Below, Inc.(1)	31,576	3,314
JD.com, Inc. ADR	400,718	13,893
Lululemon Athletica, Inc.(1)	13,989	5,349
Rollins, Inc.	113,964	5,282
Under Armour, Inc. Class A(1)	475,322	3,936
Whirlpool Corp.	61,228	7,009
		68,089

Consumer Staples—2.4%
Constellation Brands, Inc. Class A	29,987	6,627
Target Corp.	23,940	3,236
Tyson Foods, Inc. Class A	114,816	6,595
		16,458

Energy—4.1%
Matador Resources Co.	203,310	11,438
Ovintiv, Inc.	158,623	6,424
Schlumberger N.V.	96,734	3,709
TC Energy Corp.	147,016	6,841
		28,412

Financials—22.4%
Cincinnati Financial Corp.	47,733	6,859
Citigroup, Inc.	59,803	4,210
Citizens Financial Group, Inc.	143,327	6,272
Commerce Bancshares, Inc.	195,764	12,198
East West Bancorp, Inc.	69,595	6,664
First Financial Bankshares, Inc.	365,031	13,159
Hanover Insurance Group, Inc. (The)	45,077	6,972
Independent Bank Corp.	107,498	6,900
Jack Henry & Associates, Inc.	39,538	6,931
Lakeland Financial Corp.	100,142	6,886
M&T Bank Corp.	22,551	4,240
MarketAxess Holdings, Inc.	26,489	5,988
MSCI, Inc. Class A	11,576	6,946
NN Group N.V. Unsponsored ADR	290,177	6,337
Northern Trust Corp.	67,136	6,881
PNC Financial Services Group, Inc. (The)	37,746	7,279
RLI Corp.	21,124	3,482
T. Rowe Price Group, Inc.	62,332	7,049
Truist Financial Corp.	315,722	13,696
U.S. Bancorp	215,487	10,307
Willis Towers Watson plc	13,644	4,274
		153,530

	Shares	Value

Health Care—9.0%
Addus HomeCare Corp.(1)	28,657	$ 3,592
Bruker Corp.	59,815	3,506
CONMED Corp.	54,289	3,716
Globus Medical, Inc. Class A(1)	83,096	6,873
IQVIA Holdings, Inc.(1)	36,802	7,232
Merit Medical Systems, Inc.(1)	71,236	6,890
Molina Healthcare, Inc.(1)	21,453	6,244
Teleflex, Inc.	31,219	5,556
Veeva Systems, Inc. Class A(1)	31,078	6,534
Zimmer Biomet Holdings, Inc.	50,770	5,363
Zoetis, Inc. Class A	39,210	6,388
		61,894

Industrials—11.9%
Alaska Air Group, Inc.(1)	106,600	6,902
Allegion plc	49,864	6,516
AMETEK, Inc.	38,226	6,891
ExlService Holdings, Inc.(1)	125,516	5,570
Genpact Ltd.	162,694	6,988
John Bean Technologies Corp.	79,020	10,043
L3Harris Technologies, Inc.	29,629	6,230
MonotaRO Co., Ltd. Unsponsored ADR	204,516	3,442
Oshkosh Corp.	37,436	3,559
RB Global, Inc.	39,362	3,551
Stanley Black & Decker, Inc.	72,372	5,811
Tetra Tech, Inc.	121,151	4,827
Toro Co. (The)	77,599	6,216
Xylem, Inc.	46,953	5,448
		81,994

Information Technology—6.2%
ANSYS, Inc.(1)	22,522	7,597
Halma plc Unsponsored ADR	100,823	6,907
Nice Ltd. Sponsored ADR(1)	39,521	6,712
Skyworks Solutions, Inc.	64,708	5,738
Teledyne Technologies, Inc.(1)	9,576	4,445
Tyler Technologies, Inc.(1)	6,678	3,851
VeriSign, Inc.(1)	35,616	7,371
		42,621

Materials—7.0%
Air Products & Chemicals, Inc.	22,557	6,543
Ball Corp.	110,891	6,113
DuPont de Nemours, Inc.	85,578	6,525
Eastman Chemical Co.	67,072	6,125
FMC Corp.	116,092	5,643
Franco-Nevada Corp.	44,637	5,249
Kaiser Aluminum Corp.	90,630	6,369
Tronox Holdings plc	218,682	2,202
Vale S.A. Class B Sponsored ADR	371,265	3,293
		48,062

Real Estate—16.4%
Alexandria Real Estate Equities, Inc.	133,007	12,975
American Tower Corp.	31,537	5,784
Americold Realty Trust, Inc.	257,517	5,511
	Shares	Value

Real Estate—continued
Crown Castle, Inc.	35,020	$ 3,179
Digital Realty Trust, Inc.	39,149	6,942
Douglas Emmett, Inc.	242,332	4,498
Equity Residential	96,032	6,891
Essex Property Trust, Inc.	23,865	6,812
First Industrial Realty Trust, Inc.	133,316	6,683
Getty Realty Corp.	181,587	5,471
Invitation Homes, Inc.	159,318	5,094
Mid-America Apartment Communities, Inc.	44,817	6,927
PotlatchDeltic Corp.	89,476	3,512
Rexford Industrial Realty, Inc.	334,666	12,938
SBA Communications Corp. Class A	30,853	6,288
Sun Communities, Inc.	52,219	6,421
Terreno Realty Corp.	108,535	6,419
		112,345

Utilities—9.3%
AES Corp. (The)	526,021	6,770
Ameren Corp.	79,007	7,043
American Water Works Co., Inc.	50,529	6,290
Essential Utilities, Inc.	184,875	6,714
Evergy, Inc.	112,864	6,947
Eversource Energy	211,722	12,159
NextEra Energy, Inc.	88,993	6,380
WEC Energy Group, Inc.	124,987	11,754
		64,057

Total Common Stocks (Identified Cost $642,459)		681,319

Total Long-Term Investments—99.2% (Identified Cost $642,459)		681,319

TOTAL INVESTMENTS—99.2% (Identified Cost $642,459)		$681,319
Other assets and liabilities, net—0.8%		5,761
NET ASSETS—100.0%		$687,080

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	86%
Canada	3
China	3
United Kingdom	1
Jersey	1
Bermuda	1
Israel	1
Other	4
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$681,319	$681,319
Total Investments	$681,319	$681,319
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—1.4%
Cargurus, Inc. Class A(1)	64,330	$ 2,351
Iridium Communications, Inc.	55,534	1,611
		3,962

Consumer Discretionary—11.2%
American Eagle Outfitters, Inc.	111,357	1,856
Asbury Automotive Group, Inc.(1)	12,486	3,034
Caesars Entertainment, Inc.(1)	38,089	1,273
Carriage Services, Inc. Class A	50,622	2,017
Dana, Inc.	256,809	2,969
Five Below, Inc.(1)	20,884	2,192
KB Home	19,545	1,285
LGI Homes, Inc.(1)	12,663	1,132
Malibu Boats, Inc. Class A(1)	56,221	2,113
Signet Jewelers Ltd.	20,005	1,615
Taylor Morrison Home Corp. Class A(1)	22,032	1,349
Under Armour, Inc. Class A(1)	214,814	1,779
Whirlpool Corp.	27,407	3,138
Winnebago Industries, Inc.	52,185	2,493
Wolverine World Wide, Inc.	124,962	2,774
YETI Holdings, Inc.(1)	53,937	2,077
		33,096

Consumer Staples—1.0%
PriceSmart, Inc.	17,900	1,650
Utz Brands, Inc.	86,537	1,355
		3,005

Energy—6.2%
Helmerich & Payne, Inc.	148,510	4,755
Matador Resources Co.	91,511	5,148
Ovintiv, Inc.	78,826	3,193
SM Energy Co.	75,357	2,921
Vital Energy, Inc.(1)	68,633	2,122
		18,139

Financials—30.5%
Associated Banc-Corp.	139,937	3,345
Axos Financial, Inc.(1)	24,111	1,684
Bancorp, Inc. (The)(1)	43,588	2,294
Blackstone Mortgage Trust, Inc. Class A	131,596	2,291
Cadence Bank	105,115	3,621
Commerce Bancshares, Inc.	101,290	6,311
Community Financial System, Inc.	118,757	7,325
Enterprise Financial Services Corp.	59,503	3,356
First Financial Bankshares, Inc.	198,218	7,146
First Interstate BancSystem, Inc. Class A	100,325	3,258
Glacier Bancorp, Inc.	69,673	3,499
HA Sustainable Infrastructure Capital, Inc.	88,467	2,374
Horace Mann Educators Corp.	76,504	3,001
Independent Bank Corp.	64,217	4,122
Lakeland Financial Corp.	48,857	3,359
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	14,296	$ 3,232
Pathward Financial, Inc.	43,704	3,216
Pinnacle Financial Partners, Inc.	35,683	4,082
Sandy Spring Bancorp, Inc.	106,354	3,585
Southside Bancshares, Inc.	55,366	1,758
SouthState Corp.	48,395	4,814
Stock Yards Bancorp, Inc.	64,328	4,607
UMB Financial Corp.	42,818	4,832
Walker & Dunlop, Inc.	27,304	2,654
		89,766

Health Care—9.9%
Addus HomeCare Corp.(1)	34,981	4,385
CONMED Corp.	21,274	1,456
Exelixis, Inc.(1)	56,598	1,885
Globus Medical, Inc. Class A(1)	53,446	4,421
Iovance Biotherapeutics, Inc.(1)	177,635	1,314
Ligand Pharmaceuticals, Inc.(1)	11,143	1,194
LivaNova plc(1)	68,332	3,164
Medpace Holdings, Inc.(1)	5,437	1,806
Merit Medical Systems, Inc.(1)	30,568	2,957
Omnicell, Inc.(1)	33,692	1,500
Surgery Partners, Inc.(1)	48,529	1,027
Teleflex, Inc.	14,957	2,662
Ultragenyx Pharmaceutical, Inc.(1)	35,656	1,500
		29,271

Industrials—12.1%
Alaska Air Group, Inc.(1)	67,452	4,367
Arcosa, Inc.	17,693	1,712
Armstrong World Industries, Inc.	20,709	2,927
Dycom Industries, Inc.(1)	10,916	1,900
ExlService Holdings, Inc.(1)	66,607	2,956
GATX Corp.	17,409	2,698
Genpact Ltd.	35,377	1,519
John Bean Technologies Corp.	46,551	5,917
MonotaRO Co., Ltd. Unsponsored ADR	87,073	1,465
NEXTracker, Inc. Class A(1)	42,255	1,544
Oshkosh Corp.	23,722	2,255
UniFirst Corp.	7,985	1,366
Watts Water Technologies, Inc. Class A	13,699	2,785
Werner Enterprises, Inc.	65,747	2,362
		35,773

Information Technology—3.8%
Cirrus Logic, Inc.(1)	21,222	2,113
Diodes, Inc.(1)	36,390	2,244
MKS Instruments, Inc.	12,733	1,329
RingCentral, Inc. Class A(1)	84,671	2,964
SPS Commerce, Inc.(1)	14,449	2,659
		11,309

	Shares	Value

Materials—4.2%
Cia Siderurgica Nacional S.A. Sponsored ADR	842,728	$ 1,213
Coeur Mining, Inc.(1)	429,055	2,454
FMC Corp.	48,211	2,344
Kaiser Aluminum Corp.	43,442	3,053
Quaker Chemical Corp.	11,878	1,672
Tronox Holdings plc	146,910	1,479
		12,215

Real Estate—13.3%
Alexandria Real Estate Equities, Inc.	26,408	2,576
Cousins Properties, Inc.	105,456	3,231
Douglas Emmett, Inc.	102,245	1,898
Equity LifeStyle Properties, Inc.	40,874	2,722
Essential Properties Realty Trust, Inc.	51,861	1,622
Getty Realty Corp.	98,588	2,971
Healthpeak Properties, Inc.	137,197	2,781
Jones Lang LaSalle, Inc.(1)	11,546	2,923
PotlatchDeltic Corp.	37,729	1,481
Rexford Industrial Realty, Inc.	130,665	5,052
Sunstone Hotel Investors, Inc.	289,881	3,432
Terreno Realty Corp.	95,841	5,668
UMH Properties, Inc.	152,351	2,876
		39,233

Utilities—5.2%
American States Water Co.	36,844	2,864
Avista Corp.	118,773	4,351
California Water Service Group	56,807	2,575
Chesapeake Utilities Corp.	25,377	3,079
Portland General Electric Co.	56,830	2,479
		15,348

Total Common Stocks (Identified Cost $254,994)		291,117

Total Long-Term Investments—98.8% (Identified Cost $254,994)		291,117

TOTAL INVESTMENTS—98.8% (Identified Cost $254,994)		$291,117
Other assets and liabilities, net—1.2%		3,661
NET ASSETS—100.0%		$294,778

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$291,117	$291,117
Total Investments	$291,117	$291,117
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—14.2%
Alphabet, Inc. Class A	453,374	$ 85,824
Alphabet, Inc. Class C	42,927	8,175
Meta Platforms, Inc. Class A	123,550	72,340
Netflix, Inc.(1)	49,620	44,227
		210,566

Consumer Discretionary—14.5%
Amazon.com, Inc.(1)	561,892	123,274
Las Vegas Sands Corp.	343,906	17,663
MercadoLibre, Inc.(1)	8,612	14,644
Royal Caribbean Cruises Ltd.	263,203	60,718
		216,299

Financials—4.5%
Visa, Inc. Class A	213,772	67,560
Health Care—8.2%
Eli Lilly & Co.	74,889	57,814
Intuitive Surgical, Inc.(1)	74,948	39,120
UnitedHealth Group, Inc.	49,499	25,040
		121,974

	Shares	Value

Industrials—8.4%
Fair Isaac Corp.(1)	25,334	$ 50,438
GE Vernova, Inc.	57,869	19,035
General Electric Co.	195,550	32,616
Honeywell International, Inc.	98,069	22,153
		124,242

Information Technology—46.8%
Apple, Inc.	656,614	164,429
Applied Materials, Inc.	141,166	22,958
ARM Holdings plc ADR(1)	83,849	10,344
ASML Holding N.V. Registered Shares	15,955	11,058
Autodesk, Inc.(1)	94,460	27,919
Broadcom, Inc.	207,053	48,003
Microsoft Corp.	365,463	154,043
NVIDIA Corp.	1,530,987	205,596
Salesforce, Inc.	106,688	35,669
Workday, Inc. Class A(1)	62,291	16,073
		696,092

	Shares	Value

	Materials—1.7%
Vulcan Materials Co.	99,614	$ 25,624
	Total Common Stocks (Identified Cost $554,195)	1,462,357

	Total Long-Term Investments—98.3% (Identified Cost $554,195)	1,462,357

	TOTAL INVESTMENTS—98.3% (Identified Cost $554,195)	$1,462,357
	Other assets and liabilities, net—1.7%	25,881
	NET ASSETS—100.0%	$1,488,238

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,462,357	$1,462,357
Total Investments	$1,462,357	$1,462,357
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—7.6%
Live Nation Entertainment, Inc.(1)	21,035	$ 2,724
Reddit, Inc. Class A(1)	8,262	1,350
Spotify Technology S.A.(1)	21,739	9,726
Trade Desk, Inc. (The) Class A(1)	108,341	12,733
		26,533

Consumer Discretionary—12.0%
Burlington Stores, Inc.(1)	13,867	3,953
Churchill Downs, Inc.	19,345	2,583
Domino’s Pizza, Inc.	9,180	3,853
DraftKings, Inc. Class A(1)	71,411	2,657
Ferrari N.V.	5,202	2,210
Global-e Online Ltd.(1)	33,208	1,811
O’Reilly Automotive, Inc.(1)	3,167	3,755
Pool Corp.	8,518	2,904
Restaurant Brands International, Inc.	19,543	1,274
Royal Caribbean Cruises Ltd.	26,423	6,096
SharkNinja, Inc.(1)	13,647	1,329
Tractor Supply Co.	73,905	3,921
Ulta Beauty, Inc.(1)	5,712	2,484
Wingstop, Inc.	11,945	3,395
		42,225

Consumer Staples—0.3%
elf Beauty, Inc.(1)	7,997	1,004
Energy—2.1%
Diamondback Energy, Inc.	23,081	3,781
Valero Energy Corp.	29,275	3,589
		7,370

Financials—11.4%
Ally Financial, Inc.	37,130	1,337
Apollo Global Management, Inc.	21,015	3,471
Ares Management Corp. Class A	32,755	5,798
Coinbase Global, Inc. Class A(1)	5,667	1,407
Fifth Third Bancorp	96,451	4,078
Gallagher (Arthur J.) & Co.	24,752	7,026
LPL Financial Holdings, Inc.	12,746	4,162
MSCI, Inc. Class A	13,603	8,162
	Shares	Value

Financials—continued
Robinhood Markets, Inc. Class A(1)	121,129	$ 4,513
		39,954

Health Care—13.4%
Alnylam Pharmaceuticals, Inc.(1)	16,195	3,811
Boston Scientific Corp.(1)	42,760	3,819
Cencora, Inc.	36,010	8,091
Cooper Cos., Inc. (The)(1)	37,452	3,443
Dexcom, Inc.(1)	33,428	2,600
IDEXX Laboratories, Inc.(1)	12,168	5,031
Insulet Corp.(1)	9,397	2,453
Mettler-Toledo International, Inc.(1)	1,918	2,347
Neurocrine Biosciences, Inc.(1)	21,833	2,980
Sarepta Therapeutics, Inc.(1)	28,009	3,406
Tenet Healthcare Corp.(1)	48,770	6,156
Veeva Systems, Inc. Class A(1)	10,373	2,181
Viking Therapeutics, Inc.(1)	17,231	693
		47,011

Industrials—25.2%
AMETEK, Inc.	18,692	3,370
Axon Enterprise, Inc.(1)	12,024	7,146
Chart Industries, Inc.(1)	18,068	3,448
Fair Isaac Corp.(1)	4,617	9,192
Ferguson Enterprises, Inc.	19,932	3,460
Hexcel Corp.	61,194	3,837
Quanta Services, Inc.	33,480	10,581
Rockwell Automation, Inc.	12,251	3,501
Trane Technologies plc	18,355	6,779
Uber Technologies, Inc.(1)	44,889	2,708
United Rentals, Inc.	9,883	6,962
Verisk Analytics, Inc. Class A	20,717	5,706
Vertiv Holdings Co. Class A	78,135	8,877
Westinghouse Air Brake Technologies Corp.	56,565	10,724
Xylem, Inc.	19,414	2,252
		88,543

Information Technology—24.0%
Analog Devices, Inc.	15,494	3,292
AppLovin Corp. Class A(1)	30,368	9,834
Bentley Systems, Inc. Class B	56,034	2,617
Crowdstrike Holdings, Inc. Class A(1)	19,482	6,666
Datadog, Inc. Class A(1)	48,311	6,903
Entegris, Inc.	41,895	4,150
	Shares	Value

Information Technology—continued
Fabrinet(1)	9,397	$ 2,066
HubSpot, Inc.(1)	7,593	5,291
Lam Research Corp.	52,364	3,782
MongoDB, Inc. Class A(1)	5,598	1,303
Monolithic Power Systems, Inc.	11,440	6,769
Palantir Technologies, Inc. Class A(1)	231,543	17,512
Palo Alto Networks, Inc.(1)	44,292	8,059
TE Connectivity plc	22,143	3,166
Zscaler, Inc.(1)	16,522	2,981
		84,391

Real Estate—2.0%
Jones Lang LaSalle, Inc.(1)	12,802	3,241
Zillow Group, Inc. Class A(1)	53,156	3,766
		7,007

Utilities—1.9%
Vistra Corp.	47,730	6,581
Total Common Stocks (Identified Cost $227,685)		350,619

Total Long-Term Investments—99.9% (Identified Cost $227,685)		350,619

TOTAL INVESTMENTS—99.9% (Identified Cost $227,685)		$350,619
Other assets and liabilities, net—0.1%		226
NET ASSETS—100.0%		$350,845

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	92%
Ireland	3
Luxembourg	3
Cayman Islands	1
Netherlands	1
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$350,619	$350,619
Total Investments	$350,619	$350,619
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Aerospace & Defense—3.2%
AAR Corp.(1)	8,477	$ 520
Ducommun, Inc.(1)	12,600	802
Leonardo DRS, Inc.(1)	17,710	572
Moog, Inc. Class A	4,902	965
TAT Technologies Ltd.(1)	5,568	143
V2X, Inc.(1)	4,700	225
		3,227

Banks—4.3%
Amalgamated Financial Corp.	6,100	204
Bank of N.T. Butterfield & Son Ltd. (The)	4,800	176
Bank7 Corp.	2,100	98
Business First Bancshares, Inc.	5,000	129
Byline Bancorp, Inc.	9,780	284
Central Pacific Financial Corp.	7,169	208
Community Trust Bancorp, Inc.	9,880	524
Farmers National Banc Corp.	9,800	139
First BanCorp	21,000	390
First Business Financial Services, Inc.	2,050	95
Hancock Whitney Corp.	20,014	1,095
Preferred Bank	4,238	366
QCR Holdings, Inc.	3,500	282
SmartFinancial, Inc.	4,000	124
Unity Bancorp, Inc.	3,400	148
		4,262

Beverages—0.1%
National Beverage Corp.	2,100	90
Biotechnology—9.0%
ACADIA Pharmaceuticals, Inc.(1)	39,370	723
ACELYRIN, Inc.(1)	35,700	112
ADMA Biologics, Inc.(1)	14,980	257
Alkermes plc(1)	43,026	1,238
Amicus Therapeutics, Inc.(1)	15,100	142
Aurinia Pharmaceuticals, Inc.(1)	82,828	744
CareDx, Inc.(1)	36,338	778
Catalyst Pharmaceuticals, Inc.(1)	20,713	432
Exelixis, Inc.(1)	13,000	433
Halozyme Therapeutics, Inc.(1)	2,196	105
MiMedx Group, Inc.(1)	34,846	335
Natera, Inc.(1)	3,566	565
Neurocrine Biosciences, Inc.(1)	3,985	544
Organogenesis Holdings, Inc. Class A(1)	49,000	157
Twist Bioscience Corp.(1)	9,004	418
Veracyte, Inc.(1)	40,689	1,611
Vericel Corp.(1)	4,760	261
Voyager Therapeutics, Inc.(1)	20,105	114
		8,969

	Shares	Value

Capital Markets—1.0%
AllianceBernstein Holding LP	15,000	$ 556
Federated Hermes, Inc. Class B	6,064	249
SEI Investments Co.	2,300	190
		995

Commercial Services & Supplies—3.5%
ABM Industries, Inc.	4,600	236
HNI Corp.	9,450	476
Interface, Inc. Class A	39,520	962
Steelcase, Inc. Class A	100,856	1,192
Viad Corp.(1)	15,711	668
		3,534

Construction & Engineering—7.7%
AECOM	10,627	1,135
Arcosa, Inc.	5,700	552
Comfort Systems USA, Inc.	4,086	1,733
Dycom Industries, Inc.(1)	1,300	226
EMCOR Group, Inc.	2,402	1,090
Granite Construction, Inc.	5,800	509
MasTec, Inc.(1)	4,306	586
Primoris Services Corp.	24,382	1,863
		7,694

Construction Materials—2.0%
Eagle Materials, Inc.	1,270	313
Knife River Corp.(1)	16,546	1,682
		1,995

Consumer Finance—0.3%
Upstart Holdings, Inc.(1)	5,400	333
Consumer Staples Distribution & Retail—0.9%
Casey’s General Stores, Inc.	1,467	581
Natural Grocers by Vitamin Cottage, Inc.	2,243	89
Weis Markets, Inc.	4,022	273
		943

Containers & Packaging—0.2%
Silgan Holdings, Inc.	3,190	166
Diversified Consumer Services—4.0%
Bright Horizons Family Solutions, Inc.(1)	2,413	267
Chegg, Inc.(1)	297,584	479
Frontdoor, Inc.(1)	17,524	958
Grand Canyon Education, Inc.(1)	3,396	556
OneSpaWorld Holdings Ltd.	21,297	424
Perdoceo Education Corp.	18,204	482
Strategic Education, Inc.	4,034	377
Stride, Inc.(1)	4,000	416
		3,959

Diversified REIT—0.1%
Alpine Income Property Trust, Inc.	5,600	94
	Shares	Value

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	10,500	$ 179
Electric Utilities—3.0%
Alliant Energy Corp.	9,789	579
Evergy, Inc.	9,405	579
IDACORP, Inc.	5,005	547
OGE Energy Corp.	14,274	589
Otter Tail Corp.	4,184	309
Pinnacle West Capital Corp.	4,145	351
		2,954

Electrical Equipment—0.2%
NEXTracker, Inc. Class A(1)	6,400	234
Electronic Equipment, Instruments & Components—1.7%
Daktronics, Inc.(1)	30,030	506
Fabrinet(1)	1,654	364
Knowles Corp.(1)	18,100	361
Methode Electronics, Inc.	16,000	188
OSI Systems, Inc.(1)	1,796	301
		1,720

Energy Equipment & Services—0.2%
Precision Drilling Corp.(1)	3,850	235
Entertainment—0.9%
Eventbrite, Inc. Class A(1)	32,200	108
Madison Square Garden Sports Corp.(1)	2,592	585
Marcus Corp. (The)	10,500	226
		919

Financial Services—3.4%
Banco Latinoamericano de Comercio Exterior S.A. Class E	16,478	586
Essent Group Ltd.	2,143	117
MGIC Investment Corp.	34,074	808
NMI Holdings, Inc. Class A(1)	42,806	1,573
Radian Group, Inc.	9,192	292
		3,376

Food Products—4.0%
Cal-Maine Foods, Inc.	4,407	453
Dole plc	70,773	958
Flowers Foods, Inc.	19,748	408
Ingredion, Inc.	1,240	171
J & J Snack Foods Corp.	3,218	499
John B Sanfilippo & Son, Inc.	5,239	456
Lancaster Colony Corp.	1,188	206
Pilgrim’s Pride Corp.(1)	3,000	136
Post Holdings, Inc.(1)	810	93
The Campbell’s Co.	13,915	583
		3,963

Ground Transportation—0.3%
Ryder System, Inc.	2,068	324
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	$ 112
Healthcare Equipment & Supplies—2.1%
Merit Medical Systems, Inc.(1)	11,192	1,082
OraSure Technologies, Inc.(1)	91,900	332
SI-BONE, Inc.(1)	13,950	196
Tactile Systems Technology, Inc.(1)	27,931	478
		2,088

Healthcare Providers & Services—1.2%
Chemed Corp.	895	474
Community Health Systems, Inc.(1)	33,868	102
Encompass Health Corp.	3,901	360
Fresenius Medical Care AG ADR	10,600	240
		1,176

Healthcare Technology—0.2%
HealthStream, Inc.	5,015	159
Hotels, Restaurants & Leisure—1.9%
Norwegian Cruise Line Holdings Ltd.(1)	74,640	1,921
Household Durables—0.9%
M/I Homes, Inc.(1)	2,000	266
Taylor Morrison Home Corp. Class A(1)	9,707	594
		860

Household Products—0.5%
Reynolds Consumer Products, Inc.	17,702	478
Independent Power and Renewable Electricity Producers—1.4%
TransAlta Corp.	96,983	1,372
Insurance—4.6%
AMERISAFE, Inc.	5,898	304
Donegal Group, Inc. Class A	7,437	115
Employers Holdings, Inc.	5,988	307
Enstar Group Ltd.(1)	319	103
Globe Life, Inc.	12,173	1,357
Reinsurance Group of America, Inc.	3,800	812
RLI Corp.	3,733	615
Safety Insurance Group, Inc.	6,345	523
Unum Group	6,105	446
		4,582

Interactive Media & Services—0.2%
MediaAlpha, Inc. Class A(1)	15,198	172
IT Services—1.3%
Backblaze, Inc. Class A(1)	16,817	101
DXC Technology Co.(1)	39,948	798
	Shares	Value

IT Services—continued
Unisys Corp.(1)	57,500	$ 364
		1,263

Machinery—0.4%
Flowserve Corp.	6,260	360
Marine Transportation—0.8%
Kirby Corp.(1)	4,400	465
Matson, Inc.	2,400	324
		789

Metals & Mining—1.3%
Centerra Gold, Inc.	20,000	114
SSR Mining, Inc.(1)	91,500	637
SunCoke Energy, Inc.	49,700	531
		1,282

Multi-Utilities—0.6%
NiSource, Inc.	10,742	395
Unitil Corp.	4,177	226
		621

Office REITs—0.3%
Orion Office REIT, Inc.	84,700	314
Oil, Gas & Consumable Fuels—1.9%
Berry Corp.	201,897	834
Teekay Corp., Ltd.	151,292	1,048
		1,882

Paper & Forest Products—0.3%
Sylvamo Corp.	3,700	292
Pharmaceuticals—5.2%
Amneal Pharmaceuticals, Inc.(1)	34,510	273
Amphastar Pharmaceuticals, Inc.(1)	6,109	227
ANI Pharmaceuticals, Inc.(1)	12,319	681
Bausch Health Cos., Inc.(1)	92,700	747
Collegium Pharmaceutical, Inc.(1)	24,446	700
Harmony Biosciences Holdings, Inc.(1)	3,600	124
Innoviva, Inc.(1)	18,458	320
Pacira BioSciences, Inc.(1)	6,500	122
Perrigo Co. plc	7,497	193
Phibro Animal Health Corp. Class A	49,504	1,040
Prestige Consumer Healthcare, Inc.(1)	10,063	786
		5,213

Professional Services—1.7%
Barrett Business Services, Inc.	38,351	1,666
Residential REITs—1.4%
Camden Property Trust	5,714	663
	Shares	Value

Residential REITs—continued
NexPoint Residential Trust, Inc.	16,700	$ 697
		1,360

Retail REITs—0.8%
Agree Realty Corp.	7,815	551
Urban Edge Properties	14,000	301
		852

Semiconductors & Semiconductor Equipment—1.1%
Tower Semiconductor Ltd.(1)	20,499	1,056
Software—10.9%
Agilysys, Inc.(1)	3,102	409
Blackbaud, Inc.(1)	1,450	107
BlackLine, Inc.(1)	15,242	926
Cellebrite DI Ltd.(1)	17,775	391
Cerence, Inc.(1)	60,000	471
Clear Secure, Inc. Class A(2)	16,737	446
Commvault Systems, Inc.(1)	9,980	1,506
Consensus Cloud Solutions, Inc.(1)	9,791	234
DocuSign, Inc. Class A(1)	13,420	1,207
Dropbox, Inc. Class A(1)	19,500	586
Intapp, Inc.(1)	7,280	467
Manhattan Associates, Inc.(1)	1,974	533
Ooma, Inc.(1)	8,601	121
Pegasystems, Inc.	3,836	358
Progress Software Corp.	11,330	738
Q2 Holdings, Inc.(1)	3,279	330
RADCOM Ltd.(1)	19,304	239
RingCentral, Inc. Class A(1)	25,000	875
Sapiens International Corp. N.V.	9,800	263
Smartsheet, Inc. Class A(1)	3,000	168
UiPath, Inc. Class A(1)	12,600	160
Xperi, Inc.(1)	20,650	212
Zeta Global Holdings Corp. Class A(1)	9,637	173
		10,920

Specialized REITs—0.7%
Gaming & Leisure Properties, Inc.	9,892	476
Outfront Media, Inc.	14,021	249
		725

Specialty Retail—1.7%
Abercrombie & Fitch Co. Class A(1)	2,322	347
Gap, Inc. (The)	23,837	563
Genesco, Inc.(1)	8,446	361
Victoria’s Secret & Co.(1)	10,686	443
		1,714

Technology Hardware, Storage & Peripherals—1.0%
CPI Card Group, Inc.(1)	2,818	84
Diebold Nixdorf, Inc.(1)	1,898	82
IonQ, Inc.(1)	4,999	209
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Turtle Beach Corp.(1)	38,925	$ 674
		1,049

Textiles, Apparel & Luxury Goods—1.1%
G-III Apparel Group Ltd.(1)	15,000	490
Gildan Activewear, Inc.	3,679	173
Wolverine World Wide, Inc.	20,100	446
		1,109

Tobacco—0.5%
Turning Point Brands, Inc.	8,800	529
Trading Companies & Distributors—1.3%
Beacon Roofing Supply, Inc.(1)	4,980	506
Boise Cascade Co.	2,833	337
FTAI Aviation Ltd.	900	129
Rush Enterprises, Inc. Class A	5,949	326
		1,298

Water Utilities—0.4%
American States Water Co.	4,803	373
Total Common Stocks (Identified Cost $79,080)		97,752

	Shares	Value

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Sunoco LP	4,380	$ 225
Total Master Limited Partnerships and Related Companies (Identified Cost $75)		225

Total Long-Term Investments—98.2% (Identified Cost $79,155)		97,977

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (3)(4)	453,515	454
Total Securities Lending Collateral (Identified Cost $454)		454

TOTAL INVESTMENTS—98.6% (Identified Cost $79,609)		$98,431
Other assets and liabilities, net—1.4%		1,378
NET ASSETS—100.0%		$99,809
Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Canada	4
Bermuda	3
Ireland	3
Israel	2
Panama	1
Bahamas	1
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$97,752	$97,752
Master Limited Partnerships and Related Companies	225	225
Securities Lending Collateral	454	454
Total Investments	$98,431	$98,431
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Aerospace & Defense—2.7%
Axon Enterprise, Inc.(1)	70,000	$ 41,602
Automobiles—4.8%
Tesla, Inc.(1)	182,900	73,862
Broadline Retail—6.9%
Amazon.com, Inc.(1)	346,300	75,975
MercadoLibre, Inc.(1)	17,000	28,907
		104,882

Capital Markets—0.4%
Broadridge Financial Solutions, Inc.	30,000	6,783
Communications Equipment—1.8%
Arista Networks, Inc.(1)	252,000	27,854
Electrical Equipment—0.7%
Vertiv Holdings Co. Class A	90,000	10,225
Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. Class A	140,000	9,723
Entertainment—0.6%
Spotify Technology S.A.(1)	20,000	8,948
Financial Services—1.1%
Toast, Inc. Class A(1)	445,000	16,220
Visa, Inc. Class A	1,000	316
		16,536

Ground Transportation—0.5%
Uber Technologies, Inc.(1)	128,100	7,727
Hotels, Restaurants & Leisure—0.6%
Booking Holdings, Inc.	1,200	5,962
Sportradar Group AG Class A(1)	228,600	3,964
		9,926

Interactive Media & Services—16.8%
Alphabet, Inc. Class C	650,000	123,786
Meta Platforms, Inc. Class A	219,310	128,408
	Shares	Value

Interactive Media & Services—continued
Pinterest, Inc. Class A(1)	135,500	$ 3,930
		256,124

IT Services—4.6%
MongoDB, Inc. Class A(1)	44,100	10,267
Shopify, Inc. Class A(1)	565,200	60,098
		70,365

Machinery—0.2%
Symbotic, Inc. Class A(1)	104,000	2,466
Media—2.7%
Trade Desk, Inc. (The) Class A(1)	351,600	41,324
Semiconductors & Semiconductor Equipment—24.2%
Advanced Micro Devices, Inc.(1)	370,000	44,692
Applied Materials, Inc.	70,000	11,384
ARM Holdings plc ADR(1)	125,000	15,420
ASML Holding N.V. Registered Shares	13,000	9,010
Broadcom, Inc.	367,000	85,085
KLA Corp.	15,000	9,452
Micron Technology, Inc.	300,000	25,248
Monolithic Power Systems, Inc.	31,000	18,343
NVIDIA Corp.	978,270	131,372
NXP Semiconductors N.V.	20,000	4,157
QUALCOMM, Inc.	97,000	14,901
		369,064

Software—21.7%
Adobe, Inc. (1)	24,900	11,073
Appfolio, Inc. Class A(1)	20,000	4,934
Cadence Design Systems, Inc.(1)	47,700	14,332
Crowdstrike Holdings, Inc. Class A(1)	77,400	26,483
Datadog, Inc. Class A(1)	125,000	17,861
HubSpot, Inc.(1)	5,000	3,484
Intuit, Inc.	19,700	12,381
	Shares	Value

Software—continued
Microsoft Corp.	290,000	$ 122,235
Oracle Corp.	150,000	24,996
Palo Alto Networks, Inc.(1)	181,000	32,935
Salesforce, Inc.	23,100	7,723
ServiceNow, Inc.(1)	50,000	53,006
		331,443

Technology Hardware, Storage & Peripherals—8.4%
Apple, Inc.	443,600	111,086
Dell Technologies, Inc. Class C	150,000	17,286
		128,372

Total Common Stocks (Identified Cost $625,463)		1,517,226

Total Long-Term Investments—99.3% (Identified Cost $625,463)		1,517,226

TOTAL INVESTMENTS—99.3% (Identified Cost $625,463)		$1,517,226
Other assets and liabilities, net—0.7%		10,231
NET ASSETS—100.0%		$1,527,457

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Canada	4
Uruguay	2
United Kingdom	1
Netherlands	1
Luxembourg	1
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,517,226	$1,517,226
Total Investments	$1,517,226	$1,517,226
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$157,980	$4,645,295	$43,556	$118,461
Cash	2,607	156,304	602	653
Cash pledged as collateral for written options	—	356	—	—
Receivables
Fund shares sold	46	2,953	4	1
Dividends and interest	497	32,954	30	53
Tax reclaims	50	—	95	321
Tax receivable	18	—	—	—
Prepaid Trustees’ retainer	1	—	—	—
Prepaid expenses	36	68	18	25
Other assets	73	802	52	48
Total assets	161,308	4,838,732	44,357	119,562
Liabilities
Due to custodian	1	—	—(a)	—
Written options at value(2)	—	164	—	—
Payables
Fund shares repurchased	258	2,975	1	170
Investment securities purchased	—	1,361	—	—
Foreign capital gains tax	—(a)	—	—	—
Dividend distributions	—	—(a)	—	—
Investment advisory fees	85	2,742	34	83
Distribution and service fees	5	1,094	7	26
Administration and accounting fees	16	412	6	12
Transfer agent and sub-transfer agent fees and expenses	27	1,155	14	27
Professional fees	32	42	39	44
Trustee deferred compensation plan	73	802	52	48
Interest expense and/or commitment fees	—(a)	22	—(a)	1
Other accrued expenses	31	155	12	14
Total liabilities	528	10,924	165	425
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$160,780	$4,827,808	$44,192	$119,137
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$171,417	$5,205,304	$36,711	$117,481
Accumulated earnings (loss)	(10,637)	(377,496)	7,481	1,656
Net Assets	$160,780	$4,827,808	$44,192	$119,137
Net Assets:
Class A	$21,399	$1,924,540	$28,626	$110,477
Class C	$328	$780,582	$432	$1,646
Institutional Class	$79,402	$2,122,686	$15,134	$7,014
Class R6	$59,651	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	757,624	171,860,707	882,743	3,993,297
Class C	11,373	80,556,006	19,280	102,147
Institutional Class	2,805,946	179,218,133	394,202	244,432
Class R6	2,144,011	—	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$28.24	$11.20	$32.43	$27.67
Class C	$28.89	$9.69	$22.40	$16.11
Institutional Class	$28.30	$11.84	$38.39	$28.70
Class R6	$27.82	$—	$—	$—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$29.88	$11.85	$34.32	$29.28
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$143,062	$4,926,961	$35,174	$107,645
(2) Written options premiums received	$—	$990	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$556,071	$64,270	$285,175	$681,319
Foreign currency at value(2)	—	—(a)	—	—
Cash	2,390	1,215	8,927	12,470
Receivables
Investment securities sold	3,194	—	—	—
Fund shares sold	108	5	68	135
Dividends and interest	861	101	349	1,522
Tax reclaims	7	381	44	169
Prepaid expenses	33	18	30	36
Other assets	1,546	337	201	320
Total assets	564,210	66,327	294,794	695,971
Liabilities
Payables
Fund shares repurchased	612	68	45	7,878
Investment securities purchased	—	—	924	—
Dividend distributions	—	—(a)	—(a)	—
Investment advisory fees	219	25	114	258
European Union tax reclaim contingent fees payable(b)	—	4,455	—	—
Distribution and service fees	72	9	34	101
Administration and accounting fees	51	7	27	63
Transfer agent and sub-transfer agent fees and expenses	157	14	55	177
Professional fees	38	37	38	41
Trustee deferred compensation plan	1,546	337	201	320
Interest expense and/or commitment fees	3	—(a)	1	4
Other accrued expenses	34	29	23	49
Total liabilities	2,732	4,981	1,462	8,891
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$561,478	$61,346	$293,332	$687,080
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$490,042	$504,022	$254,588	$657,931
Accumulated earnings (loss)	71,436	(442,676)	38,744	29,149
Net Assets	$561,478	$61,346	$293,332	$687,080
Net Assets:
Class A	$308,414	$36,733	$144,383	$414,970
Class C	$4,997	$678	$1,759	$10,849
Institutional Class	$201,521	$21,985	$145,062	$203,769
Class R6	$46,546	$1,950	$2,128	$57,492
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,790,088	2,018,603	5,237,061	16,333,210
Class C	463,878	38,156	62,742	618,821
Institutional Class	19,200,822	1,198,936	5,300,823	7,122,358
Class R6	4,466,612	106,344	77,801	2,017,507
Net Asset Value and Redemption Price Per Share:*
Class A	$10.35	$18.20	$27.57	$25.41
Class C	$10.77	$17.77	$28.04	$17.53
Institutional Class	$10.50	$18.34	$27.37	$28.61
Class R6	$10.42	$18.33	$27.34	$28.50
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.95	$19.26	$29.17	$26.89
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$487,052	$62,197	$246,437	$642,459
(2) Foreign currency at cost	$—	$—	$—	$—

(a)	Amount is less than $500 (not in thousands).
(b)	See Note 2C in Notes to Financial Statements.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$291,117	$1,462,357	$350,619	$98,431
Cash	3,203	25,888	1,165	1,553
Receivables
Investment securities sold	3,675	—	—	801
Fund shares sold	123	1,200	109	255
Dividends and interest	619	263	111	48
Tax reclaims	3	—	—	1
Prepaid Trustees’ retainer	—	1	—(a)	—(a)
Prepaid expenses	29	49	29	7
Other assets	1,260	296	81	17
Total assets	300,029	1,490,054	352,114	101,113
Liabilities
Payables
Fund shares repurchased	918	365	825	176
Investment securities purchased	2,671	—	—	506
Collateral on securities loaned	—	—	—	454
Investment advisory fees	137	575	148	49
Distribution and service fees	48	205	62	18
Administration and accounting fees	28	130	33	11
Transfer agent and sub-transfer agent fees and expenses	121	169	61	16
Professional fees	39	35	37	39
Trustee deferred compensation plan	1,260	296	81	17
Interest expense and/or commitment fees	2	6	1	—(a)
Other accrued expenses	27	35	21	18
Total liabilities	5,251	1,816	1,269	1,304
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$294,778	$1,488,238	$350,845	$99,809
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$261,084	$545,112	$226,065	$76,529
Accumulated earnings (loss)	33,694	943,126	124,780	23,280
Net Assets	$294,778	$1,488,238	$350,845	$99,809
Net Assets:
Class A	$210,733	$850,448	$263,594	$66,581
Class C	$515	$22,828	$3,557	$3,027
Institutional Class	$72,755	$348,916	$83,694	$24,092
Class R6	$10,775	$266,046	$—	$6,109
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	17,600,257	9,844,006	58,030,560	2,891,192
Class C	52,582	704,704	1,229,983	144,266
Institutional Class	4,666,961	4,600,948	14,238,837	1,010,155
Class R6	693,295	3,486,177	—	256,621
Net Asset Value and Redemption Price Per Share:*
Class A	$11.97	$86.39	$4.54	$23.03
Class C	$9.80	$32.39	$2.89	$20.98
Institutional Class	$15.59	$75.84	$5.88	$23.85
Class R6	$15.54	$76.31	$—	$23.81
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$12.67	$91.42	$4.80	$24.37
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$254,994	$554,195	$227,685	$79,609
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
(2) Market value of securities on loan	$—	$—	$—	$437

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$1,517,226
Cash	10,835
Due from broker for options contracts	12
Receivables
Fund shares sold	1,816
Dividends and interest	147
Tax reclaims	85
Prepaid expenses	33
Other assets	437
Total assets	1,530,591
Liabilities
Payables
Fund shares repurchased	740
Investment advisory fees	1,218
Distribution and service fees	173
Administration and accounting fees	134
Transfer agent and sub-transfer agent fees and expenses	347
Professional fees	38
Trustee deferred compensation plan	437
Interest expense and/or commitment fees	6
Other accrued expenses	41
Total liabilities	3,134
Commitments and contingencies (Note 4D)	—
Net Assets	$1,527,457
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$699,501
Accumulated earnings (loss)	827,956
Net Assets	$1,527,457
Net Assets:
Class A	$685,396
Class C	$25,619
Institutional Class	$816,442
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	10,936,326
Class C	1,870,316
Institutional Class	9,042,787
Net Asset Value and Redemption Price Per Share:*
Class A	$62.67
Class C	$13.70
Institutional Class	$90.29
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$66.32
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$625,463

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED December 31, 2024
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$4,683	$19,035	$461	$631	$7,623
Interest	—	61,123	—	—	—
European Union tax reclaims	—	—	1	—	—
Foreign taxes withheld	(376)	—(a)	(16)	—	(47)
Total investment income	4,307	80,158	446	631	7,576
Expenses
Investment advisory fees	712	16,144	215	551	1,379
Distribution and service fees, Class A	26	2,464	39	158	419
Distribution and service fees, Class C	2	4,073	2	10	27
Administration and accounting fees	90	2,512	30	75	315
Transfer agent fees and expenses	37	1,057	11	33	137
Sub-transfer agent fees and expenses, Class A	12	676	16	59	203
Sub-transfer agent fees and expenses, Class C	—(a)	300	—(a)	1	2
Sub-transfer agent fees and expenses, Institutional Class	48	1,128	7	4	118
European Union tax reclaim fees	—	—	—(a)	—	—
Custodian fees	6	6	1	—(a)	1
Printing fees and expenses	9	135	5	7	24
Professional fees	19	76	14	16	20
Interest expense and/or commitment fees	1	19	—(a)	1	2
Registration fees	28	57	23	20	45
Trustees’ fees and expenses	7	223	2	6	27
Miscellaneous expenses	15	183	5	10	35
Total expenses	1,012	29,053	370	951	2,754
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	(200)	(264)	(8)	(3)	(57)
Net expenses	812	28,789	362	948	2,697
Net investment income (loss)	3,495	51,369	84	(317)	4,879
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,638)	65,132	(385)	(1,817)	12,021
Foreign currency transactions	(104)	—	(5)	—(a)	(4)
Foreign capital gains tax	(325)	—	—	—	—
Written options	—	1,619	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(7,068)	147,401	1,788	(11,612)	16,168
Foreign currency transactions	(27)	—	(3)	—(a)	—
Foreign capital gains tax	478	—	—	—	—
Written options	—	681	—	—	—
Net realized and unrealized gain (loss) on investments	(10,684)	214,833	1,395	(13,429)	28,185
Net increase (decrease) in net assets resulting from operations	$(7,189)	$266,202	$1,479	$(13,746)	$33,064

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2024
($ reported in thousands)
	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$790	$3,386	$9,341	$3,586	$3,969
Foreign taxes withheld	(86)	(15)	(128)	(14)	(8)
Total investment income	704	3,371	9,213	3,572	3,961
Expenses
Investment advisory fees	202	670	2,108	968	3,232
Distribution and service fees, Class A	50	192	553	284	1,039
Distribution and service fees, Class C	4	9	63	3	112
Administration and accounting fees	39	156	393	169	729
Transfer agent fees and expenses	17	69	176	73	318
Sub-transfer agent fees and expenses, Class A	28	67	252	171	290
Sub-transfer agent fees and expenses, Class C	—(a)	1	6	—(a)	9
Sub-transfer agent fees and expenses, Institutional Class	16	62	108	51	153
Custodian fees	4	—(a)	1	1	1
Printing fees and expenses	8	12	31	15	33
Professional fees	17	16	24	18	28
Interest expense and/or commitment fees	—(a)	1	6	1	6
Registration fees	25	26	46	38	54
Trustees’ fees and expenses	3	13	37	15	56
Miscellaneous expenses	14	21	114	41	45
Total expenses	427	1,315	3,918	1,848	6,105
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	(33)	—(a)	(594)	(126)	(83)
Net expenses	394	1,315	3,324	1,722	6,022
Net investment income (loss)	310	2,056	5,889	1,850	(2,061)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	45	3,111	17,759	14,648	37,824
Foreign currency transactions	(29)	(1)	(5)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(474)	9,467	19,708	10,057	66,721
Foreign currency transactions	(9)	—	—(a)	—(a)	—
Net realized and unrealized gain (loss) on investments	(467)	12,577	37,462	24,705	104,545
Net increase (decrease) in net assets resulting from operations	$(157)	$14,633	$43,351	$26,555	$102,484

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2024
($ reported in thousands)
	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$1,027	$794	$2,795
Securities lending, net of fees	—	3	—
Foreign taxes withheld	(3)	(4)	(16)
Total investment income	1,024	793	2,779
Expenses
Investment advisory fees	812	299	6,852
Distribution and service fees, Class A	325	84	831
Distribution and service fees, Class C	19	16	129
Administration and accounting fees	180	56	773
Transfer agent fees and expenses	84	24	340
Sub-transfer agent fees and expenses, Class A	79	22	307
Sub-transfer agent fees and expenses, Class C	1	1	11
Sub-transfer agent fees and expenses, Institutional Class	33	10	378
Custodian fees	1	—(a)	1
Printing fees and expenses	12	7	40
Professional fees	17	15	31
Interest expense and/or commitment fees	1	—(a)	7
Registration fees	29	29	39
Trustees’ fees and expenses	14	4	66
Miscellaneous expenses	22	10	55
Total expenses	1,629	577	9,860
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	—(a)	(35)	(22)
Net expenses	1,629	542	9,838
Net investment income (loss)	(605)	251	(7,059)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	11,217	7,865	61,590
Foreign currency transactions	—	—(a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	22,060	3,851	75,897
Foreign currency transactions	—	—(a)	(1)
Net realized and unrealized gain (loss) on investments	33,277	11,716	137,486
Net increase (decrease) in net assets resulting from operations	$32,672	$11,967	$130,427

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,495	$4,866	$51,369	$104,245	$84	$465
Net realized gain (loss)	(4,067)	8,022	66,751	174,923	(390)	3,294
Net change in unrealized appreciation (depreciation)	(6,617)	10,309	148,082	301,365	1,785	1,807
Increase (decrease) in net assets resulting from operations	(7,189)	23,197	266,202	580,533	1,479	5,566
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,178)	(579)	(73,209)	(100,218)	(2,284)	(261)
Class C	(12)	(11)	(32,391)	(49,439)	(47)	—
Class P	—	(217)	—	(68,315)	—	(42)
Institutional Class	(4,705)	(2,594)	(78,792)	(63,755)	(1,029)	(197)
Class R6	(3,566)	(1,299)	—	—	—	—
Return of Capital:
Class A	—	—	—	(52,232)	—	—
Class C	—	—	—	(23,632)	—	—
Institutional Class	—	—	—	(33,299)	—	—
Total dividends and distributions to shareholders	(9,461)	(4,700)	(184,392)	(390,890)	(3,360)	(500)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,654	(1,928)	(63,368)	(76,825)	(99)	(5,349)
Class C	(205)	(235)	(55,185)	(149,115)	47	(144)
Class P	—	(5,958)	—	(1,108,205)	—	(1,999)
Institutional Class	(1,581)	9,426	(80,198)	988,271	1,185	(9,368)
Class R6	3,155	24,646	—	—	—	—
Increase (decrease) in net assets from capital transactions	5,023	25,951	(198,751)	(345,874)	1,133	(16,860)
Net increase (decrease) in net assets	(11,627)	44,448	(116,941)	(156,231)	(748)	(11,794)
Net Assets
Beginning of period	172,407	127,959	4,944,749	5,100,980	44,940	56,734
End of Period	$160,780	$172,407	$4,827,808	$4,944,749	$44,192	$44,940
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(317)	$(531)	$4,879	$22,196	$310	$1,136
Net realized gain (loss)	(1,817)	(974)	12,017	34,184	16	(7,719)
Net change in unrealized appreciation (depreciation)	(11,612)	14,435	16,168	12,349	(483)	4,671
Increase (decrease) in net assets resulting from operations	(13,746)	12,930	33,064	68,729	(157)	(1,912)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(7,728)	(42,754)	(722)	(787)
Class C	—	—	(98)	(848)	(11)	(11)
Class P	—	—	—	(15,942)	—	(221)
Institutional Class	—	—	(5,350)	(9,937)	(469)	(433)
Class R6	—	—	(1,234)	(7,572)	(41)	(57)
Administrative Class	—	—	—	(4,147)	—	(22)
Total dividends and distributions to shareholders	—	—	(14,410)	(81,200)	(1,243)	(1,531)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(10,327)	(17,264)	(25,130)	(2,795)	(2,095)	(7,280)
Class C	(321)	(806)	(699)	(2,396)	(77)	(317)
Class P	—	(1,253)	—	(130,377)	—	(14,990)
Institutional Class	(2,351)	(1,045)	(16,841)	140,905	(2,001)	(2,071)
Class R6	—	—	(7,891)	(15,163)	(136)	(551)
Administrative Class	—	—	—	(33,127)	—	(1,417)
Increase (decrease) in net assets from capital transactions	(12,999)	(20,368)	(50,561)	(42,953)	(4,309)	(26,626)
Net increase (decrease) in net assets	(26,745)	(7,438)	(31,907)	(55,424)	(5,709)	(30,069)
Net Assets
Beginning of period	145,882	153,320	593,385	648,809	67,055	97,124
End of Period	$119,137	$145,882	$561,478	$593,385	$61,346	$67,055
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,056	$4,526	$5,889	$15,009	$1,850	$4,653
Net realized gain (loss)	3,110	9,525	17,754	12,743	14,648	14,190
Net change in unrealized appreciation (depreciation)	9,467	11,797	19,708	10,477	10,057	12,787
Increase (decrease) in net assets resulting from operations	14,633	25,848	43,351	38,229	26,555	31,630
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,747)	(10,349)	(7,456)	(32,267)	(9,349)	(24,120)
Class C	(26)	(108)	(216)	(1,572)	(23)	(116)
Class P	—	(910)	—	(6,967)	—	(1,663)
Institutional Class	(2,878)	(8,425)	(3,662)	(15,864)	(2,624)	(4,527)
Class R6	(44)	(159)	(1,216)	(4,955)	(299)	(4,205)
Administrative Class	—	(29)	—	(1,875)	—	(2,669)
Total dividends and distributions to shareholders	(5,695)	(19,980)	(12,550)	(63,500)	(12,295)	(37,300)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,700)	(7,448)	(28,059)	(36,590)	(12,432)	(6,013)
Class C	(3)	(368)	(2,721)	(5,655)	(74)	(451)
Class P	—	(14,960)	—	(77,852)	—	(25,071)
Institutional Class	12,059	16,113	(71,497)	(12,322)	(6,816)	23,985
Class R6	(107)	(54)	(13,741)	(8,354)	(13,932)	(23,006)
Administrative Class	—	(462)	—	(34,193)	—	(22,463)
Increase (decrease) in net assets from capital transactions	4,249	(7,179)	(116,018)	(174,966)	(33,254)	(53,019)
Net increase (decrease) in net assets	13,187	(1,311)	(85,217)	(200,237)	(18,994)	(58,689)
Net Assets
Beginning of period	280,145	281,456	772,297	972,534	313,772	372,461
End of Period	$293,332	$280,145	$687,080	$772,297	$294,778	$313,772
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(2,061)	$(3,590)	$(605)	$(785)
Net realized gain (loss)	37,824	81,725	11,217	9,384
Net change in unrealized appreciation (depreciation)	66,721	329,100	22,060	38,994
Increase (decrease) in net assets resulting from operations	102,484	407,235	32,672	47,593
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(36,700)	(15,828)	—	—
Class C	(2,426)	(1,216)	—	—
Class P	—	(2,860)	—	—
Institutional Class	(17,134)	(4,505)	—	—
Class R6	(12,920)	(4,987)	—	—
Administrative Class	—	(254)	—	—
Total dividends and distributions to shareholders	(69,180)	(29,650)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	10,489	(33,139)	(11,959)	(28,057)
Class C	1,285	(6,119)	(775)	(1,868)
Class P	—	(60,754)	—	(8,370)
Institutional Class	28,444	97,720	(2,015)	19,472
Class R6	23,853	6,819	—	—
Administrative Class	—	(9,334)	—	(1,319)
Increase (decrease) in net assets from capital transactions	64,071	(4,807)	(14,749)	(20,142)
Net increase (decrease) in net assets	97,375	372,778	17,923	27,451
Net Assets
Beginning of period	1,390,863	1,018,085	332,922	305,471
End of Period	$1,488,238	$1,390,863	$350,845	$332,922
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	Small-Cap Fund		Zevenbergen Technology Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$251	$330	$(7,059)	$(13,092)
Net realized gain (loss)	7,865	6,876	61,590	168,614
Net change in unrealized appreciation (depreciation)	3,851	1,322	75,896	305,219
Increase (decrease) in net assets resulting from operations	11,967	8,528	130,427	460,741
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6,606)	(1,366)	—	—
Class C	(323)	(63)	—	—
Class P	—	(128)	—	—
Institutional Class	(2,362)	(375)	—	—
Class R6	(591)	(148)	—	—
Total dividends and distributions to shareholders	(9,882)	(2,080)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,422	(5,424)	(32,859)	(67,056)
Class C	(59)	(593)	(2,919)	(4,870)
Class P	—	(7,587)	—	(64,264)
Institutional Class	3,231	(791)	(107,474)	(66,922)
Class R6	463	(314)	—	—
Administrative Class	—	—	—	(9,585)
Increase (decrease) in net assets from capital transactions	7,057	(14,709)	(143,252)	(212,697)
Net increase (decrease) in net assets	9,142	(8,261)	(12,825)	248,044
Net Assets
Beginning of period	90,667	98,928	1,540,282	1,292,238
End of Period	$99,809	$90,667	$1,527,457	$1,540,282
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/24 to 12/31/24(8)	$31.28	0.57	(1.95)	(1.38)	(1.66)	—	—	(1.66)	—	(3.04)	$28.24	(4.51) %	$21,399	1.29%	1.48%	3.73%	75%
7/1/23 to 6/30/24	27.62	0.86	3.68	4.54	(0.88)	—	—	(0.88)	—	3.66	31.28	16.87	19,899	1.29	1.50	3.01	99
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (9)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (10)	1.57	0.98	80
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
Class C
7/1/24 to 12/31/24(8)	$31.50	0.58	(2.08)	(1.50)	(1.11)	—	—	(1.11)	—	(2.61)	$28.89	(4.83) %	$328	2.04%	2.27%	3.73%	75%
7/1/23 to 6/30/24	27.72	0.65	3.70	4.35	(0.57)	—	—	(0.57)	—	3.78	31.50	15.99	570	2.04	2.28	2.29	99
7/1/22 to 6/30/23	27.42	0.60	0.27	0.87	(0.57)	—	—	(0.57)	—	0.30	27.72	3.37	735	2.06 (9)	2.33	2.27	109
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (11)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (10)	2.30	0.22	80
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
Institutional Class
7/1/24 to 12/31/24(8)	$31.36	0.65	(1.97)	(1.32)	(1.74)	—	—	(1.74)	—	(3.06)	$28.30	(4.31) %	$79,402	0.94%	1.21%	4.24%	75%
7/1/23 to 6/30/24	27.70	0.96	3.69	4.65	(0.99)	—	—	(0.99)	—	3.66	31.36	17.31	89,384	0.94	1.22	3.37	99
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (9)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (10)	1.26	1.43	80
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
Class R6
7/1/24 to 12/31/24(8)	$30.90	0.64	(1.94)	(1.30)	(1.78)	—	—	(1.78)	—	(3.08)	$27.82	(4.29) %	$59,651	0.89%	1.10%	4.24%	75%
7/1/23 to 6/30/24	27.34	1.06	3.53	4.59	(1.03)	—	—	(1.03)	—	3.56	30.90	17.33	62,554	0.89	1.12	3.75	99
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (9)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (10)	1.18	1.47	80
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83

Income & Growth Fund
Class A
7/1/24 to 12/31/24(8)	$11.02	0.12	0.48	0.60	(0.12)	—	(0.30)	(0.42)	—	0.18	$11.20	5.51%	$1,924,540	1.14% (12)	1.14%	2.09%	42%
7/1/23 to 6/30/24	10.59	0.22	1.05	1.27	(0.26)	(0.29)	(0.29)	(0.84)	— (11)	0.43	11.02	12.58 (13)	1,955,447	1.14 (12)	1.14	2.10	61
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (12)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (12)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (10)(12)	1.22	1.11	83
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Income & Growth Fund (Continued)
Class C
7/1/24 to 12/31/24(8)	$9.59	0.07	0.42	0.49	(0.09)	—	(0.30)	(0.39)	—	0.10	$9.69	5.18%	$780,582	1.90% (12)	1.90%	1.33%	42%
7/1/23 to 6/30/24	9.34	0.13	0.90	1.03	(0.20)	(0.25)	(0.33)	(0.78)	— (11)	0.25	9.59	11.63 (13)	827,369	1.90 (12)	1.90	1.34	61
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (12)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (12)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (10)(12)	1.98	0.36	83
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
Institutional Class
7/1/24 to 12/31/24(8)	$11.63	0.14	0.50	0.64	(0.13)	—	(0.30)	(0.43)	—	0.21	$11.84	5.67%	$2,122,686	0.90%	0.92%	2.33%	42%
7/1/23 to 6/30/24	11.13	0.26	1.10	1.36	(0.28)	(0.30)	(0.28)	(0.86)	— (11)	0.50	11.63	12.82 (13)	2,161,933	0.91 (10)	0.91	2.34	61
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (12)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (12)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (10)	0.93	1.40	83
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93

KAR Global Small-Cap Fund
Class A
7/1/24 to 12/31/24(8)	$34.14	0.04	1.02	1.06	(0.40)	—	(2.37)	(2.77)	—	(1.71)	$32.43	3.02%	$28,626	1.63%	1.64%	0.24%	14%
7/1/23 to 6/30/24	31.42	0.25	2.74	2.99	(0.27)	—	—	(0.27)	—	2.72	34.14	9.54	30,019	1.64 (14)(15)	1.61	0.74	16 (16)
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (17)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (12)(14)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (12)	1.60	(0.54)	106
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
Class C
7/1/24 to 12/31/24(8)	$24.48	(0.07)	0.74	0.67	(0.38)	—	(2.37)	(2.75)	—	(2.08)	$22.40	2.63%	$432	2.38%	2.41%	(0.51) %	14%
7/1/23 to 6/30/24	22.52	— (11)	1.96	1.96	—	—	—	—	—	1.96	24.48	8.70	421	2.39 (15)	2.40	(0.02)	16 (16)
7/1/22 to 6/30/23	20.69	(0.02)	2.68	2.66	—	—	(0.87)	(0.87)	0.04	1.83	22.52	13.49 (17)	529	2.38	2.43	(0.08)	129
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (12)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (12)	2.35	(1.34)	106
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
Institutional Class
7/1/24 to 12/31/24(8)	$39.87	0.13	1.18	1.31	(0.42)	—	(2.37)	(2.79)	—	(1.48)	$38.39	3.21%	$15,134	1.28%	1.37%	0.59%	14%
7/1/23 to 6/30/24	36.59	0.40	3.22	3.62	(0.34)	—	—	(0.34)	—	3.28	39.87	9.90	14,500	1.29 (15)	1.36	1.04	16 (16)
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (17)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (10)	1.30	(0.20)	106
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

KAR Health Sciences Fund
Class A
7/1/24 to 12/31/24(8)	$30.73	(0.07)	(2.99)	(3.06)	—	—	—	—	—	(3.06)	$27.67	(9.96) %	$110,477	1.39% (12)	1.39%	(0.47) %	3%
7/1/23 to 6/30/24	28.03	(0.11)	2.81	2.70	—	—	—	—	—	2.70	30.73	9.63	133,428	1.38 (12)	1.38	(0.38)	6 (16)
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (11)	(1.91)	28.03	2.45 (13)	138,726	1.39 (12)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (12)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (12)	1.43	(0.04)	102
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
Class C
7/1/24 to 12/31/24(8)	$17.96	(0.11)	(1.74)	(1.85)	—	—	—	—	—	(1.85)	$16.11	(10.30) %	$1,646	2.14% (12)	2.14%	(1.23) %	3%
7/1/23 to 6/30/24	16.51	(0.19)	1.64	1.45	—	—	—	—	—	1.45	17.96	8.78	2,180	2.14 (12)	2.14	(1.12)	6 (16)
7/1/22 to 6/30/23	18.83	(0.20)	0.51	0.31	—	—	(2.63)	(2.63)	— (11)	(2.32)	16.51	1.66 (13)	2,820	2.14 (12)	2.14	(1.15)	75
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (12)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (11)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (12)	2.18	(0.80)	102
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
Institutional Class
7/1/24 to 12/31/24(8)	$31.81	(0.02)	(3.09)	(3.11)	—	—	—	—	—	(3.11)	$28.70	(9.78) %	$7,014	1.05%	1.12%	(0.13) %	3%
7/1/23 to 6/30/24	28.95	(0.03)	2.89	2.86	—	—	—	—	—	2.86	31.81	9.88	10,274	1.11 (10)	1.12	(0.10)	6 (16)
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (11)	(1.80)	28.95	2.75 (13)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91

NFJ Dividend Value Fund
Class A
7/1/24 to 12/31/24(8)	$10.09	0.08	0.44	0.52	(0.07)	—	(0.19)	(0.26)	—	0.26	$10.35	5.18%	$308,414	1.02% (12)	1.02%	1.45%	9%
7/1/23 to 6/30/24	10.34	0.35	0.81	1.16	(0.36)	—	(1.05)	(1.41)	—	(0.25)	10.09	11.34	323,658	1.02 (12)	1.02	3.42	53
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (12)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (12)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (11)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (10)(12)	1.06	1.36	67
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
Class C
7/1/24 to 12/31/24(8)	$10.49	0.04	0.46	0.50	(0.03)	—	(0.19)	(0.22)	—	0.28	$10.77	4.76%	$4,997	1.74% (12)	1.74%	0.74%	9%
7/1/23 to 6/30/24	10.68	0.30	0.83	1.13	(0.27)	—	(1.05)	(1.32)	—	(0.19)	10.49	10.66	5,531	1.72 (12)	1.72	2.83	53
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (12)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (12)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (11)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (10)(12)	1.82	0.59	67
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Institutional Class
7/1/24 to 12/31/24(8)	$10.23	0.10	0.45	0.55	(0.09)	—	(0.19)	(0.28)	—	0.27	$10.50	5.38%	$201,521	0.70%	0.75%	1.77%	9%
7/1/23 to 6/30/24	10.46	0.38	0.84	1.22	(0.40)	—	(1.05)	(1.45)	—	(0.23)	10.23	11.81	211,683	0.70	0.71	3.71	53
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (11)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
Class R6
7/1/24 to 12/31/24(8)	$10.16	0.10	0.44	0.54	(0.09)	—	(0.19)	(0.28)	—	0.26	$10.42	5.33%	$46,546	0.65%	0.65%	1.81%	9%
7/1/23 to 6/30/24	10.39	0.39	0.82	1.21	(0.39)	—	(1.05)	(1.44)	—	(0.23)	10.16	11.85	52,513	0.65 (14)	0.64	3.81	53
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (12)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (11)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (10)	0.69	1.72	67
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139

NFJ International Value Fund
Class A
7/1/24 to 12/31/24(8)	$18.65	0.08	(0.17)	(0.09)	(0.36)	—	—	(0.36)	—	(0.45)	$18.20	(0.63) %	$36,733	1.30%	1.37%	0.79%	39%
7/1/23 to 6/30/24	19.18	0.25	(0.44)	(0.19)	(0.34)	—	—	(0.34)	—	(0.53)	18.65	(0.97)	39,673	1.30	1.36	1.37	135
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (10)(12)	1.34	1.38	116
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
Class C
7/1/24 to 12/31/24(8)	$18.21	— (11)	(0.16)	(0.16)	(0.28)	—	—	(0.28)	—	(0.44)	$17.77	(1.00) %	$678	2.05%	2.10%	0.04%	39%
7/1/23 to 6/30/24	18.76	0.10	(0.42)	(0.32)	(0.23)	—	—	(0.23)	—	(0.55)	18.21	(1.70)	767	2.06 (18)	2.07	0.58	135
7/1/22 to 6/30/23	17.47	0.19	1.33	1.52	(0.23)	—	—	(0.23)	—	1.29	18.76	8.86	1,126	2.05	2.10	1.06	104
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (12)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (12)	2.07	0.56	116
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
Institutional Class
7/1/24 to 12/31/24(8)	$18.79	0.11	(0.17)	(0.06)	(0.39)	—	—	(0.39)	—	(0.45)	$18.34	(0.46) %	$21,985	0.95%	1.10%	1.14%	39%
7/1/23 to 6/30/24	19.33	0.40	(0.53)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	18.79	(0.62)	24,493	0.95	1.01	2.14	135
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Class R6
7/1/24 to 12/31/24(8)	$18.78	0.12	(0.17)	(0.05)	(0.40)	—	—	(0.40)	—	(0.45)	$18.33	(0.49) %	$1,950	0.90%	0.97%	1.20%	39%
7/1/23 to 6/30/24	19.31	0.32	(0.44)	(0.12)	(0.41)	—	—	(0.41)	—	(0.53)	18.78	(0.58)	2,122	0.91 (18)	0.96	1.72	135
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91

NFJ Large-Cap Value Fund
Class A
7/1/24 to 12/31/24(8)	$26.70	0.18	1.22	1.40	(0.20)	—	(0.33)	(0.53)	—	0.87	$27.57	5.24%	$144,383	1.00% (12)	1.00%	1.26%	12%
7/1/23 to 6/30/24	26.18	0.39	2.00	2.39	(0.40)	—	(1.47)	(1.87)	—	0.52	26.70	9.26	146,942	1.00 (12)	1.00	1.49	56
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (12)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (12)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (12)	1.06	0.79	69
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
Class C
7/1/24 to 12/31/24(8)	$27.14	0.07	1.24	1.31	(0.08)	—	(0.33)	(0.41)	—	0.90	$28.04	4.85%	$1,759	1.77% (12)	1.77%	0.50%	12%
7/1/23 to 6/30/24	26.58	0.19	2.03	2.22	(0.19)	—	(1.47)	(1.66)	—	0.56	27.14	8.41	1,710	1.76 (12)	1.76	0.72	56
7/1/22 to 6/30/23	29.51	0.14	1.62	1.76	(0.10)	—	(4.59)	(4.69)	—	(2.93)	26.58	7.42	2,041	1.79 (12)	1.79	0.50	67
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (12)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (12)	1.81	0.06	69
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
Institutional Class
7/1/24 to 12/31/24(8)	$26.51	0.22	1.21	1.43	(0.24)	—	(0.33)	(0.57)	—	0.86	$27.37	5.39%	$145,062	0.75%	0.75%	1.52%	12%
7/1/23 to 6/30/24	26.01	0.47	1.97	2.44	(0.47)	—	(1.47)	(1.94)	—	0.50	26.51	9.54	129,333	0.75	0.75	1.78	56
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (12)	0.75	1.09	69
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
Class R6
7/1/24 to 12/31/24(8)	$26.49	0.23	1.20	1.43	(0.25)	—	(0.33)	(0.58)	—	0.85	$27.34	5.40%	$2,128	0.65%	0.66%	1.61%	12%
7/1/23 to 6/30/24	25.99	0.48	1.99	2.47	(0.50)	—	(1.47)	(1.97)	—	0.50	26.49	9.65	2,160	0.65	0.66	1.84	56
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (12)	0.57	2.42	67
10/29/21(19) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (20)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

NFJ Mid-Cap Value Fund
Class A
7/1/24 to 12/31/24(8)	$24.57	0.19	1.11	1.30	(0.46)	—	—	(0.46)	—	0.84	$25.41	5.30%	$414,970	1.00%	1.13%	1.41%	21%
7/1/23 to 6/30/24	25.29	0.40	0.71	1.11	(0.43)	—	(1.40)	(1.83)	—	(0.72)	24.57	4.43	427,421	1.00	1.12	1.61	76
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
Class C
7/1/24 to 12/31/24(8)	$17.05	0.06	0.77	0.83	(0.35)	—	—	(0.35)	—	0.48	$17.53	4.87%	$10,849	1.75%	1.87%	0.63%	21%
7/1/23 to 6/30/24	18.10	0.14	0.52	0.66	(0.31)	—	(1.40)	(1.71)	—	(1.05)	17.05	3.68	13,089	1.75	1.84	0.82	76
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (10)	1.90	0.21	96
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
Institutional Class
7/1/24 to 12/31/24(8)	$27.62	0.26	1.25	1.51	(0.52)	—	—	(0.52)	—	0.99	$28.61	5.46%	$203,769	0.65%	0.85%	1.73%	21%
7/1/23 to 6/30/24	28.16	0.55	0.79	1.34	(0.48)	—	(1.40)	(1.88)	—	(0.54)	27.62	4.82	263,199	0.65	0.83	2.00	76
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
Class R6
7/1/24 to 12/31/24(8)	$27.53	0.27	1.24	1.51	(0.54)	—	—	(0.54)	—	0.97	$28.50	5.51%	$57,492	0.60%	0.76%	1.80%	21%
7/1/23 to 6/30/24	28.10	0.55	0.79	1.34	(0.51)	—	(1.40)	(1.91)	—	(0.57)	27.53	4.85	68,588	0.60	0.75	2.00	76
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197

NFJ Small-Cap Value Fund
Class A
7/1/24 to 12/31/24(8)	$11.57	0.07	0.88	0.95	(0.16)	—	(0.39)	(0.55)	—	0.40	$11.97	8.20%	$210,733	1.17%	1.23%	1.05%	28%
7/1/23 to 6/30/24	11.86	0.14	0.94	1.08	(0.28)	—	(1.09)	(1.37)	—	(0.29)	11.57	9.05	214,429	1.17	1.23	1.21	60
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (10)(12)	1.23	1.34	65
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/24 to 12/31/24(8)	$9.51	0.02	0.72	0.74	(0.06)	—	(0.39)	(0.45)	—	0.29	$9.80	7.83%	$515	1.92%	2.04%	0.29%	28%
7/1/23 to 6/30/24	9.96	0.04	0.80	0.84	(0.20)	—	(1.09)	(1.29)	—	(0.45)	9.51	8.32	564	1.92	1.97	0.45	60
7/1/22 to 6/30/23	11.10	0.04	0.85	0.89	(0.07)	—	(1.96)	(2.03)	—	(1.14)	9.96	9.76	1,062	1.92	1.97	0.34	79
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (12)	1.97	0.60	65
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
Institutional Class
7/1/24 to 12/31/24(8)	$14.91	0.11	1.15	1.26	(0.19)	—	(0.39)	(0.58)	—	0.68	$15.59	8.45%	$72,755	0.82%	0.96%	1.39%	28%
7/1/23 to 6/30/24	14.88	0.25	1.17	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	14.91	9.50	75,764	0.82	0.90	1.68	60
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
Class R6
7/1/24 to 12/31/24(8)	$14.72	0.11	1.13	1.24	(0.03)	—	(0.39)	(0.42)	—	0.82	$15.54	8.45%	$10,775	0.77%	0.83%	1.33%	28%
7/1/23 to 6/30/24	14.71	0.24	1.16	1.40	(0.30)	—	(1.09)	(1.39)	—	0.01	14.72	9.51	23,015	0.77	0.82	1.64	60
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126

Silvant Focused Growth Fund
Class A
7/1/24 to 12/31/24(8)	$84.03	(0.17)	6.43	6.26	—	—	(3.90)	(3.90)	—	2.36	$86.39	7.45%	$850,448	0.95% (12)	0.95%	(0.40) %	11%
7/1/23 to 6/30/24	61.16	(0.28)	24.76	24.48	—	—	(1.61)	(1.61)	—	22.87	84.03	40.79	817,446	0.95 (12)	0.95	(0.41)	10
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (11)	12.05	61.16	32.32 (13)	625,184	0.96 (12)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (12)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (10)	1.04	(0.50)	50
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
Class C
7/1/24 to 12/31/24(8)	$33.90	(0.20)	2.59	2.39	—	—	(3.90)	(3.90)	—	(1.51)	$32.39	7.05%	$22,828	1.71% (12)	1.71%	(1.16) %	11%
7/1/23 to 6/30/24	25.75	(0.33)	10.09	9.76	—	—	(1.61)	(1.61)	—	8.15	33.90	39.69	22,448	1.72 (12)	1.72	(1.18)	10
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (11)	3.24	25.75	31.31 (13)	22,534	1.72 (12)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (12)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (12)	1.79	(1.25)	50
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Silvant Focused Growth Fund (Continued)
Institutional Class
7/1/24 to 12/31/24(8)	$74.10	(0.05)	5.69	5.64	—	—	(3.90)	(3.90)	—	1.74	$75.84	7.61%	$348,916	0.67%	0.72%	(0.12) %	11%
7/1/23 to 6/30/24	53.96	(0.08)	21.83	21.75	—	—	(1.61)	(1.61)	—	20.14	74.10	41.18	315,069	0.67	0.72	(0.13)	10
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (11)	10.41	53.96	32.70 (13)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
Class R6
7/1/24 to 12/31/24(8)	$74.52	(0.03)	5.72	5.69	—	—	(3.90)	(3.90)	—	1.79	$76.31	7.64%	$266,046	0.62%	0.62%	(0.07) %	11%
7/1/23 to 6/30/24	54.24	(0.05)	21.94	21.89	—	—	(1.61)	(1.61)	—	20.28	74.52	41.23	235,900	0.62	0.63	(0.08)	10
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (11)	10.50	54.24	32.76 (13)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63

Silvant Mid-Cap Growth Fund
Class A
7/1/24 to 12/31/24(8)	$4.13	(0.01)	0.42	0.41	—	—	—	—	—	0.41	$4.54	9.93%	$263,594	0.99% (12)	0.99%	(0.40) %	9%
7/1/23 to 6/30/24	3.55	(0.01)	0.59	0.58	—	—	—	—	—	0.58	4.13	16.34	251,100	1.00 (12)	1.00	(0.29)	23
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (12)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (12)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (11)	1.64	5.94	53.25 (13)	376,649	1.06 (12)	1.06	(0.76)	85
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
Class C
7/1/24 to 12/31/24(8)	$2.64	(0.02)	0.27	0.25	—	—	—	—	—	0.25	$2.89	9.47%	$3,557	1.78% (12)	1.78%	(1.20) %	9%
7/1/23 to 6/30/24	2.28	(0.03)	0.39	0.36	—	—	—	—	—	0.36	2.64	15.79	3,962	1.78 (12)	1.78	(1.08)	23
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (12)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (12)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (11)	1.10	4.45	52.17 (13)	15,282	1.82 (12)	1.82	(1.52)	85
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
Institutional Class
7/1/24 to 12/31/24(8)	$5.34	— (11)	0.54	0.54	—	—	—	—	—	0.54	$5.88	10.11%	$83,694	0.75% (12)	0.75%	(0.16) %	9%
7/1/23 to 6/30/24	4.57	— (11)	0.77	0.77	—	—	—	—	—	0.77	5.34	16.85	77,860	0.77 (10)	0.77	(0.04)	23
7/1/22 to 6/30/23	3.72	— (11)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (12)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (12)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (11)	2.09	7.18	53.86 (13)	63,690	0.78 (12)	0.78	(0.48)	85
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Small-Cap Fund
Class A
7/1/24 to 12/31/24(8)	$22.51	0.05	2.94	2.99	(0.06)	—	(2.41)	(2.47)	—	0.52	$23.03	13.30%	$66,581	1.17%	1.21%	0.42%	46%
7/1/23 to 6/30/24	20.90	0.06	2.03	2.09	(0.08)	—	(0.40)	(0.48)	—	1.61	22.51	10.17	61,663	1.17	1.22	0.28	69
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (11)	1.80	20.90	14.96 (13)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (21)	(9.95) (21)	58,062	1.17	1.27	0.23	110
Class C
7/1/24 to 12/31/24(8)	$20.72	(0.04)	2.71	2.67	—	—	(2.41)	(2.41)	—	0.26	$20.98	12.88%	$3,027	1.92%	1.98%	(0.33) %	46%
7/1/23 to 6/30/24	19.34	(0.09)	1.87	1.78	—	—	(0.40)	(0.40)	—	1.38	20.72	9.35	3,027	1.92	1.99	(0.47)	69
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (11)	1.56	19.34	14.06 (13)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (11)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (21)	(10.60) (21)	4,251	1.92	2.02	(0.53)	110
Institutional Class
7/1/24 to 12/31/24(8)	$23.28	0.10	3.05	3.15	(0.17)	—	(2.41)	(2.58)	—	0.57	$23.85	13.53%	$24,092	0.82%	0.97%	0.79%	46%
7/1/23 to 6/30/24	21.56	0.14	2.09	2.23	(0.11)	—	(0.40)	(0.51)	—	1.72	23.28	10.52	20,492	0.82	1.00	0.62	69
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (11)	1.98	21.56	15.32 (13)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (21)	(9.62) (21)	22,028	0.82	0.92	0.49	110
Class R6
7/1/24 to 12/31/24(8)	$23.22	0.10	3.05	3.15	(0.15)	—	(2.41)	(2.56)	—	0.59	$23.81	13.57%	$6,109	0.77%	0.89%	0.82%	46%
7/1/23 to 6/30/24	21.56	0.15	2.09	2.24	(0.18)	—	(0.40)	(0.58)	—	1.66	23.22	10.58	5,485	0.77	0.90	0.69	69
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (11)	1.93	21.56	15.38 (13)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (21)	(9.55) (21)	9,114	0.77	0.87	0.71	110

Zevenbergen Technology Fund
Class A
7/1/24 to 12/31/24(8)	$57.59	(0.31)	5.39	5.08	—	—	—	—	—	5.08	$62.67	8.82%	$685,396	1.42% (12)	1.42%	(1.06) %	1%
7/1/23 to 6/30/24	41.64	(0.51)	16.46	15.95	—	—	—	—	—	15.95	57.59	38.30	661,778	1.43 (12)	1.43	(1.09)	23
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (11)	1.90	41.64	32.14 (13)	538,324	1.44 (12)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (12)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (12)	1.50	(1.12)	150
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (21)	28.34 (21)	664,833	1.57	1.57	(1.12)	212
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Zevenbergen Technology Fund (Continued)
Class C
7/1/24 to 12/31/24(8)	$12.63	(0.12)	1.19	1.07	—	—	—	—	—	1.07	$13.70	8.47%	$25,619	2.17% (12)	2.17%	(1.80) %	1%
7/1/23 to 6/30/24	9.20	(0.19)	3.62	3.43	—	—	—	—	—	3.43	12.63	37.28	26,537	2.17 (12)	2.17	(1.83)	23
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (11)	(6.07)	9.20	31.15 (13)	23,633	2.18 (12)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (12)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (12)	2.25	(1.88)	150
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (21)	27.37 (21)	50,421	2.32	2.32	(1.87)	212
Institutional Class
7/1/24 to 12/31/24(8)	$82.85	(0.34)	7.78	7.44	—	—	—	—	—	7.44	$90.29	8.98%	$816,442	1.16%	1.17%	(0.80) %	1%
7/1/23 to 6/30/24	59.74	(0.55)	23.66	23.11	—	—	—	—	—	23.11	82.85	38.68	851,967	1.16	1.16	(0.82)	23
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (11)	6.43	59.74	32.48 (13)	670,734	1.17 (12)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (12)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (12)	1.18	(0.80)	150
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (21)	28.78 (21)	995,709	1.22	1.22	(0.78)	212

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Ratio of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Amount is less than $0.005 per share.
(12)	The share class is currently under its expense limitation.
(13)	Payment from affiliate had no impact on total return.
(14)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(15)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 1.63% (Class A), 2.38% (Class C) and 1.28% (Institutional Class).
(16)	The Fund’s portfolio turnover rate decreased substantially during the period due to a change in the Fund’s subadviser and associated repositioning in 2023.
(17)	Total return would have been lower without the payment from affiliate.
(18)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 2.05% (Class C) and 0.90% (Class R6).
(19)	Inception date.
(20)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(21)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Income & Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, and Silvant Mid-Cap Growth Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Effective May 10, 2024, existing Class P shares of each of the Funds were converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Zevenbergen Technology Fund were converted to Institutional Class shares of each respective Fund.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees have designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a

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reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Virtus NFJ International Value Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to Virtus NFJ International Fund’s closing agreement liability are presented as European Union tax reclaim contingent fees in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit

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December 31, 2024
their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates

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December 31, 2024
charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$437	$437	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2024 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$454
L.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the six months ended December 31, 2024, none of the Funds entered into forward foreign currency exchange contracts.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

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Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the six months ended December 31, 2024, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2024:

Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(164)
Total Liabilities		$(164)
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended December 31, 2024:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$1,619
Total		$1,619
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$681
Total		$681
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended December 31, 2024:
Income & Growth Fund
Written Options(1)	$662
(1) Average premium amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

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December 31, 2024
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Income & Growth Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2024:

At December 31, 2024, the Fund’s derivative assets and liabilities (by type) are as follows:
	Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$164
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$164
Derivatives not subject to a MNA or similar agreement	—	(164)
Total assets and liabilities subject to a MNA	$—	$—

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December 31, 2024
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), (known during the reporting period as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	N/A
Income & Growth Fund	Voya IM(1)
KAR Global Small-Cap Fund	KAR(2)
KAR Health Sciences Fund	KAR(2)
NFJ Dividend Value Fund	NFJ(3)
NFJ International Value Fund	NFJ(3)
NFJ Large-Cap Value Fund	NFJ(3)
NFJ Mid-Cap Value Fund	NFJ(3)
NFJ Small-Cap Value Fund	NFJ(3)
Silvant Focused Growth Fund	Silvant(4)
Silvant Mid-Cap Growth Fund	Silvant(4)
Small-Cap Fund	N/A
Zevenbergen Technology Fund	Zevenbergen(5)
(1)	Voya Investment Management Co. LLC (“Voya IM”)
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2025, and October 31, 2026, for the Income & Growth Fund, KAR Health Sciences Fund, Zevenbergen Technology Fund, Silvant Mid-Cap Growth Fund, and NFJ Large-Cap Value Fund. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

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December 31, 2024
Fund	Class A	Class C	Class I	Class R6
Emerging Markets Opportunities Fund	1.29%	2.04%	0.94%	0.89%
Income & Growth Fund	1.28	2.03	0.90	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.28	N/A
KAR Health Sciences Fund	1.47	2.22	1.05	N/A
NFJ Dividend Value Fund	1.05	1.80	0.70	0.65
NFJ International Value Fund	1.30	2.05	0.95	0.90
NFJ Large-Cap Value Fund	1.12	1.87	0.75	0.65
NFJ Mid-Cap Value Fund	1.00	1.75	0.65	0.60
NFJ Small-Cap Value Fund	1.17	1.92	0.82	0.77
Silvant Focused Growth Fund	1.00	1.77	0.67	0.62
Silvant Mid-Cap Growth Fund	1.14	1.89	0.76	N/A
Small-Cap Fund	1.17	1.92	0.82	0.77
Zevenbergen Technology Fund	1.57	2.32	1.16	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending December 31:

	Expiration
Fund	2025	2026	2027	2028	Total
Emerging Markets Opportunities Fund
Class A	$ 15	$ 44	$ 41	$ 19	$ 119
Class C	1	2	1	— (1)	4
Institutional Class	213	226	217	117	773
Class R6	28	70	92	64	254
Income & Growth Fund
Institutional Class	—	—	12	305	317
KAR Global Small-Cap Fund
Class A	—	1	—	2	3
Class C	—	1	— (1)	— (1)	1
Institutional Class	10	28	15	7	60
KAR Health Sciences Fund
Institutional Class	3	4	3	3	13
NFJ Dividend Value Fund
Institutional Class	—	36	14	58	108
Class R6	—	5	1	— (1)	6
NFJ International Value Fund
Class A	—	37	24	14	75
Class C	—	1	— (1)	— (1)	1
Institutional Class	11	21	10	18	60
Class R6	1	2	2	1	6
NFJ Large-Cap Value Fund
Class R6	—	— (1)	— (1)	— (1)	— (1)
NFJ Mid-Cap Value Fund
Class A	238	570	531	286	1,625
Class C	8	21	15	7	51
Institutional Class	312	563	432	245	1,552
Class R6	45	119	109	56	329

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	Expiration
Fund	2025	2026	2027	2028	Total
NFJ Small-Cap Value Fund
Class A	$53	$131	$131	$68	$383
Class C	— (1)	1	— (1)	— (1)	1
Institutional Class	22	51	44	53	170
Class R6	2	30	18	5	55
Silvant Focused Growth Fund
Institutional Class	38	45	97	78	258
Class R6	2	19	16	5	42
Silvant Mid-Cap Growth Fund
Institutional Class	—	—	— (1)	—	— (1)
Small-Cap Fund
Class A	2	31	33	12	78
Class C	— (1)	2	2	1	5
Institutional Class	21	37	31	18	107
Class R6	2	6	7	4	19
Zevenbergen Technology Fund
Institutional Class	—	—	8	32	40
(1)	Amount is less than $500 (not in thousands).
During the six months ended December 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Institutional Class	Class R6	Total
Income & Growth Fund	$—	$—	$41	$—	$41
KAR Global Small-Cap Fund	1	—(1)	—	—	1
NFJ Dividend Value Fund	—(1)	—(1)	—	1	1
NFJ Large-Cap Value Fund	—	—	1	—	1
Silvant Mid-Cap Growth Fund	—	—	—(1)	—	—(1)
Zevenbergen Technology Fund	—	—	10	—	10
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended December 31, 2024, it retained net commissions of $186 for Class A shares and CDSC of $— and $16 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended December 31, 2024, the Funds incurred administration fees totaling $5,090 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended December 31, 2024, the Funds incurred transfer agent fees totaling $2,278 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended December 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2024.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
I.	Trustee Fee
For the six months ended December 31, 2024, the Funds incurred independent Trustee’s fees totaling $451 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended December 31, 2024, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$122,866	$124,268
Income & Growth Fund	1,951,908	2,352,176
KAR Global Small-Cap Fund	6,498	8,524
KAR Health Sciences Fund	3,957	17,032
NFJ Dividend Value Fund	53,461	113,298
NFJ International Value Fund	26,874	31,328
NFJ Large-Cap Value Fund	34,161	38,965
NFJ Mid-Cap Value Fund	159,283	286,257
NFJ Small-Cap Value Fund	89,753	133,842
Silvant Focused Growth Fund	162,791	154,672
Silvant Mid-Cap Growth Fund	31,744	46,227
Small-Cap Fund	44,840	47,029
Zevenbergen Technology Fund	21,265	176,670
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended December 31, 2024.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	143	$4,407	89	$2,508	7,827	$87,753	19,137	$204,021
Reinvestment of distributions	39	1,102	20	542	6,171	68,998	13,554	144,099
Shares repurchased	(61)	(1,855)	(173)	(4,978)	(19,654)	(220,119)	(39,806)	(424,945)
Net Increase / (Decrease)	121	$3,654	(64)	$(1,928)	(5,656)	$(63,368)	(7,115)	$(76,825)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	—(1)	$6	1	$34	3,098	$30,226	5,860	$54,898
Reinvestment of distributions	—(1)	12	1	11	3,242	31,469	7,575	70,535
Shares repurchased	(7)	(223)	(10)	(280)	(12,019)	(116,880)	(29,359)	(274,548)
Net Increase / (Decrease)	(7)	$(205)	(8)	$(235)	(5,679)	$(55,185)	(15,924)	$(149,115)
Class P*
Shares sold	—	$—	78	$2,181	—	$—	12,457	$137,312
Reinvestment of distributions	—	—	8	214	—	—	4,846	53,168
Shares repurchased	—	—	(283)	(8,353)	—	—	(114,998)	(1,298,685)
Net Increase / (Decrease)	—	$—	(197)	$(5,958)	—	$—	(97,695)	$(1,108,205)
Institutional Class
Shares sold	337	$10,213	1,111	$31,969	10,669	$126,154	108,775	$1,249,680
Reinvestment of distributions	164	4,672	94	2,580	5,959	70,414	8,361	93,986
Shares repurchased	(545)	(16,466)	(891)	(25,123)	(23,381)	(276,766)	(31,615)	(355,395)
Net Increase / (Decrease)	(44)	$(1,581)	314	$9,426	(6,753)	$(80,198)	85,521	$988,271
Class R6
Shares sold	268	$7,919	1,068	$31,252	—	$—	—	$—
Reinvestment of distributions	128	3,566	48	1,299	—	—	—	—
Shares repurchased	(276)	(8,330)	(274)	(7,905)	—	—	—	—
Net Increase / (Decrease)	120	$3,155	842	$24,646	—	$—	—	$—

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	7	$236	15	$500	27	$810	76	$2,178
Reinvestment of distributions	66	2,174	7	249	—	—	—	—
Shares repurchased	(70)	(2,509)	(183)	(6,098)	(376)	(11,137)	(682)	(19,442)
Net Increase / (Decrease)	3	$(99)	(161)	$(5,349)	(349)	$(10,327)	(606)	$(17,264)
Class C
Shares sold	1	$39	6	$133	5	$90	17	$278
Reinvestment of distributions	2	47	—	—	—	—	—	—
Shares repurchased	(1)	(39)	(12)	(277)	(24)	(411)	(66)	(1,084)
Net Increase / (Decrease)	2	$47	(6)	$(144)	(19)	$(321)	(49)	$(806)
Class P*
Shares sold	—	$—	79	$2,999	—	$—	23	$682
Reinvestment of distributions	—	—	1	40	—	—	—	—
Shares repurchased	—	—	(129)	(5,038)	—	—	(64)	(1,935)
Net Increase / (Decrease)	—	$—	(49)	$(1,999)	—	$—	(41)	$(1,253)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	38	$1,588	181	$7,182	17	$551	139	$4,215
Reinvestment of distributions	26	1,018	5	196	—	—	—	—
Shares repurchased	(33)	(1,421)	(417)	(16,746)	(96)	(2,902)	(182)	(5,260)
Net Increase / (Decrease)	31	$1,185	(231)	$(9,368)	(79)	$(2,351)	(43)	$(1,045)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	969	$10,437	2,591	$26,434	66	$1,280	164	$3,018
Reinvestment of distributions	681	7,056	3,838	38,804	37	688	41	748
Shares repurchased	(3,930)	(42,623)	(6,631)	(68,033)	(212)	(4,063)	(599)	(11,046)
Net Increase / (Decrease)	(2,280)	$(25,130)	(202)	$(2,795)	(109)	$(2,095)	(394)	$(7,280)
Class C
Shares sold	62	$718	45	$472	3	$50	3	$52
Reinvestment of distributions	8	86	79	827	1	10	1	11
Shares repurchased	(134)	(1,503)	(349)	(3,695)	(8)	(137)	(22)	(380)
Net Increase / (Decrease)	(64)	$(699)	(225)	$(2,396)	(4)	$(77)	(18)	$(317)
Class P*
Shares sold	—	$—	1,413	$14,474	—	$—	44	$831
Reinvestment of distributions	—	—	1,133	11,635	—	—	7	130
Shares repurchased	—	—	(14,933)	(156,486)	—	—	(820)	(15,951)
Net Increase / (Decrease)	—	$—	(12,387)	$(130,377)	—	$—	(769)	$(14,990)
Institutional Class
Shares sold	776	$8,452	15,113	$158,284	102	$2,025	1,024	$19,889
Reinvestment of distributions	433	4,559	941	9,638	19	366	21	399
Shares repurchased	(2,706)	(29,852)	(2,601)	(27,017)	(226)	(4,392)	(1,219)	(22,359)
Net Increase / (Decrease)	(1,497)	$(16,841)	13,453	$140,905	(105)	$(2,001)	(174)	$(2,071)
Class R6
Shares sold	150	$1,636	566	$5,847	7	$137	26	$486
Reinvestment of distributions	118	1,234	744	7,572	2	41	3	56
Shares repurchased	(972)	(10,761)	(2,736)	(28,582)	(16)	(314)	(59)	(1,093)
Net Increase / (Decrease)	(704)	$(7,891)	(1,426)	$(15,163)	(7)	$(136)	(30)	$(551)
Administrative Class*
Shares sold	—	$—	397	$4,332	—	$—	14	$257
Reinvestment of distributions	—	—	389	4,148	—	—	1	22
Shares repurchased	—	—	(3,818)	(41,607)	—	—	(89)	(1,696)
Net Increase / (Decrease)	—	$—	(3,032)	$(33,127)	—	$—	(74)	$(1,417)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	41	$1,150	124	$3,264	169	$4,418	651	$16,124
Reinvestment of distributions	92	2,537	359	9,497	264	6,672	1,183	28,807
Shares repurchased	(399)	(11,387)	(765)	(20,209)	(1,494)	(39,149)	(3,292)	(81,521)
Net Increase / (Decrease)	(266)	$(7,700)	(282)	$(7,448)	(1,061)	$(28,059)	(1,458)	$(36,590)
Class C
Shares sold	7	$193	10	$267	5	$90	32	$577
Reinvestment of distributions	1	26	4	108	12	213	90	1,522
Shares repurchased	(8)	(222)	(28)	(743)	(166)	(3,024)	(446)	(7,754)
Net Increase / (Decrease)	—	$(3)	(14)	$(368)	(149)	$(2,721)	(324)	$(5,655)
Class P*
Shares sold	—	$—	39	$1,023	—	$—	611	$10,408
Reinvestment of distributions	—	—	31	837	—	—	352	5,625
Shares repurchased	—	—	(615)	(16,820)	—	—	(5,657)	(93,885)
Net Increase / (Decrease)	—	$—	(545)	$(14,960)	—	$—	(4,694)	$(77,852)
Institutional Class
Shares sold	690	$19,748	1,393	$36,900	441	$12,949	3,293	$92,700
Reinvestment of distributions	104	2,848	319	8,387	110	3,127	530	14,464
Shares repurchased	(372)	(10,537)	(1,096)	(29,174)	(2,959)	(87,573)	(4,329)	(119,486)
Net Increase / (Decrease)	422	$12,059	616	$16,113	(2,408)	$(71,497)	(506)	$(12,322)
Class R6
Shares sold	1	$20	3	$87	92	$2,709	413	$11,207
Reinvestment of distributions	1	42	6	153	43	1,213	181	4,940
Shares repurchased	(6)	(169)	(11)	(294)	(609)	(17,663)	(879)	(24,501)
Net Increase / (Decrease)	(4)	$(107)	(2)	$(54)	(474)	$(13,741)	(285)	$(8,354)
Administrative Class*
Shares sold	—	$—	—	$—(2)	—	$—	76	$1,974
Reinvestment of distributions	—	—	1	29	—	—	73	1,875
Shares repurchased	—	—	(18)	(491)	—	—	(1,435)	(38,042)
Net Increase / (Decrease)	—	$—	(17)	$(462)	—	$—	(1,286)	$(34,193)

	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	316	$3,964	954	$11,067	350	$30,259	558	$38,789
Reinvestment of distributions	724	8,680	1,921	22,357	396	34,170	226	14,723
Shares repurchased	(1,973)	(25,076)	(3,364)	(39,437)	(631)	(53,940)	(1,277)	(86,651)
Net Increase / (Decrease)	(933)	$(12,432)	(489)	$(6,013)	115	$10,489	(493)	$(33,139)
Class C
Shares sold	2	$17	9	$85	79	$2,689	112	$3,094
Reinvestment of distributions	2	22	12	114	73	2,370	45	1,193
Shares repurchased	(11)	(113)	(68)	(650)	(109)	(3,774)	(370)	(10,406)
Net Increase / (Decrease)	(7)	$(74)	(47)	$(451)	43	$1,285	(213)	$(6,119)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P*
Shares sold	—	$—	93	$1,345	—	$—	972	$38,305
Reinvestment of distributions	—	—	95	1,404	—	—	45	1,770
Shares repurchased	—	—	(1,891)	(27,820)	—	—	(2,243)	(100,829)
Net Increase / (Decrease)	—	$—	(1,703)	$(25,071)	—	$—	(1,226)	$(60,754)
Institutional Class
Shares sold	284	$4,600	2,163	$32,464	1,130	$84,957	2,321	$150,414
Reinvestment of distributions	159	2,490	295	4,423	203	15,389	76	4,365
Shares repurchased	(857)	(13,906)	(872)	(12,902)	(984)	(71,902)	(950)	(57,059)
Net Increase / (Decrease)	(414)	$(6,816)	1,586	$23,985	349	$28,444	1,447	$97,720
Class R6
Shares sold	156	$2,636	370	$5,596	396	$29,533	607	$37,929
Reinvestment of distributions	16	250	272	4,021	169	12,900	87	4,987
Shares repurchased	(1,042)	(16,818)	(2,220)	(32,623)	(244)	(18,580)	(581)	(36,097)
Net Increase / (Decrease)	(870)	$(13,932)	(1,578)	$(23,006)	321	$23,853	113	$6,819
Administrative Class*
Shares sold	—	$—	276	$3,400	—	$—	12	$629
Reinvestment of distributions	—	—	221	2,669	—	—	5	254
Shares repurchased	—	—	(2,350)	(28,532)	—	—	(180)	(10,217)
Net Increase / (Decrease)	—	$—	(1,853)	$(22,463)	—	$—	(163)	$(9,334)

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	568	$2,501	1,208	$4,619	103	$2,599	58	$1,230
Reinvestment of distributions	—	—	—	—	268	6,172	61	1,270
Shares repurchased	(3,356)	(14,460)	(8,838)	(32,676)	(220)	(5,349)	(375)	(7,924)
Net Increase / (Decrease)	(2,788)	$(11,959)	(7,630)	$(28,057)	151	$3,422	(256)	$(5,424)
Class C
Shares sold	95	$260	76	$183	8	$176	7	$141
Reinvestment of distributions	—	—	—	—	15	323	3	63
Shares repurchased	(366)	(1,035)	(853)	(2,051)	(25)	(558)	(41)	(797)
Net Increase / (Decrease)	(271)	$(775)	(777)	$(1,868)	(2)	$(59)	(31)	$(593)
Class P*
Shares sold	—	$—	2,816	$13,467	—	$—	20	$421
Reinvestment of distributions	—	—	—	—	—	—	6	123
Shares repurchased	—	—	(4,239)	(21,837)	—	—	(357)	(8,131)
Net Increase / (Decrease)	—	$—	(1,423)	$(8,370)	—	$—	(331)	$(7,587)
Institutional Class
Shares sold	955	$5,454	5,631	$29,179	122	$3,148	341	$7,921
Reinvestment of distributions	—	—	—	—	98	2,337	17	375
Shares repurchased	(1,307)	(7,469)	(1,983)	(9,707)	(90)	(2,254)	(427)	(9,087)
Net Increase / (Decrease)	(352)	$(2,015)	3,648	$19,472	130	$3,231	(69)	$(791)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold	—	$—	—	$—	10	$272	50	$1,121
Reinvestment of distributions	—	—	—	—	25	591	7	148
Shares repurchased	—	—	—	—	(15)	(400)	(69)	(1,583)
Net Increase / (Decrease)	—	$—	—	$—	20	$463	(12)	$(314)
Administrative Class*
Shares sold	—	$—	22	$91	—	$—	—	$—
Shares repurchased	—	—	(310)	(1,410)	—	—	—	—
Net Increase / (Decrease)	—	$—	(288)	$(1,319)	—	$—	—	$—

	Zevenbergen Technology Fund
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	267	$15,730	720	$34,218
Shares repurchased	(822)	(48,589)	(2,157)	(101,274)
Net Increase / (Decrease)	(555)	$(32,859)	(1,437)	$(67,056)
Class C
Shares sold	52	$668	259	$2,696
Shares repurchased	(282)	(3,587)	(727)	(7,566)
Net Increase / (Decrease)	(230)	$(2,919)	(468)	$(4,870)
Class P*
Shares sold	—	$—	205	$13,331
Shares repurchased	—	—	(1,116)	(77,595)
Net Increase / (Decrease)	—	$—	(911)	$(64,264)
Institutional Class
Shares sold	691	$58,537	2,817	$198,959
Shares repurchased	(1,931)	(166,011)	(3,760)	(265,881)
Net Increase / (Decrease)	(1,240)	$(107,474)	(943)	$(66,922)
Administrative Class*
Shares sold	—	$—	5	$297
Shares repurchased	—	—	(161)	(9,882)
Net Increase / (Decrease)	—	$—	(156)	$(9,585)
*	On May 10, 2024, all Class P shares and Administrative Class shares were converted into Institutional Class shares. These transactions are included as Institutional Class subscriptions and Class P and Administrative Class redemptions.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of December 31, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	59%	2
KAR Global Small-Cap Fund	28	2
KAR Health Sciences Fund	51	2
NFJ Large-Cap Value Fund	30	1
NFJ Small-Cap Value Fund	26	1
Silvant Mid-Cap Growth Fund	11	1
Small-Cap Fund	12	1
Zevenbergen Technology Fund	12	1
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or dividend payments due to U.S. and Russian sanction related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
At December 31, 2024, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Global Small-Cap Fund	Financials	33%
KAR Global Small-Cap Fund	Industrials	26
KAR Health Sciences Fund	Healthcare Equipment & Supplies	25
NFJ Dividend Value Fund	Financials	25
NFJ Large-Cap Value Fund	Financials	26
NFJ Small-Cap Value Fund	Financials	31
Silvant Focused Growth Fund	Information Technology	47
Silvant Mid-Cap Growth Fund	Industrials	25
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	3/1/2016	920	939	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each fund’s total net assets in accordance with the terms of the agreement. Each fund, that is party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended December 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. At December 31, 2024, the Funds did not have outstanding borrowings.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Funds had outstanding loans during the six months ended. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Emerging Markets Opportunities Fund	$—(1)	$2,000	6.45%	1
NFJ Mid-Cap Value Fund	3	5,700	6.45	3
Silvant Focused Growth Fund	2	3,801	5.40	4
Zevenbergen Technology Fund	2	2,208	5.78	5
(1)	Amount is less than 500 shares (not in thousands).

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$ 146,284	$ 11,696	$ —	$ 11,696
Income & Growth Fund	4,958,345	168,720	(481,770)	(313,050)
Income & Growth Fund (Written options)	(990)	826	—	826
KAR Global Small-Cap Fund	35,243	10,803	(2,490)	8,313
KAR Health Sciences Fund	107,965	10,496	—	10,496
NFJ Dividend Value Fund	491,302	96,617	(31,848)	64,769
NFJ International Value Fund	62,859	7,663	(6,252)	1,411
NFJ Large-Cap Value Fund	247,362	50,713	(12,900)	37,813
NFJ Mid-Cap Value Fund	649,826	77,676	(46,183)	31,493
NFJ Small-Cap Value Fund	256,918	50,997	(16,798)	34,199
Silvant Focused Growth Fund	554,655	911,257	(3,555)	907,702
Silvant Mid-Cap Growth Fund	227,723	128,551	(5,655)	122,896
Small-Cap Fund	79,616	21,440	(2,625)	18,815
Zevenbergen Technology Fund	645,400	880,107	(8,281)	871,826
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$17,664	$—
KAR Health Sciences Fund	6,307	—
NFJ International Value Fund	249,662	188,689
Silvant Mid-Cap Growth Fund	7,068	—
Zevenbergen Technology Fund	85,183	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Small-Cap Fund and Emerging Markets Opportunities Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Small-Cap Fund and Emerging Markets Opportunities Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Small-Cap Fund and Emerging Markets Opportunities Fund or (ii) the portfolio managers managing the Small-Cap Fund and Emerging Markets Opportunities Fund.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited)
December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 4.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AGREEMENT FOR VIRTUS EMERGING MARKETS OPPORTUNITIES FUND AND VIRTUS SMALL-CAP FUND, AND CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS VIRTUS INCOME & GROWTH FUND, VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND, VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND, VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS SILVANT MID-CAP GROWTH FUND AND VIRTUS ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (“Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and NFJ Investment Group LLC (“NFJ”), with respect to Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund; among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Income & Growth Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; among the Trust, VIA and Silvant Capital Management LLC (“Silvant”), with respect to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; and among the Trust, VIA and Zevenbergen Capital Investments LLC (“ZCI”) with respect to Virtus Zevenbergen Technology Fund (each of NFJ, Voya, KAR, Silvant and ZCI, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. It was noted that while the Board approved renewal of the Advisory Agreement with respect Virtus Emerging Markets Opportunities Fund and Virtus Small-Cap Fund, it had separately approved entering into a new subadvisory agreement for each of those Funds. Disclosure regarding the approval of the subadviser for those Funds is provided elsewhere in the Financials.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that most of the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the respective Funds’ subadviser, if any, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered with respect to all of the Funds: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund(s). The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods, and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Income & Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
Virtus KAR Global Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and underperformed its median for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3-, and 10-periods.
Virtus KAR Health Sciences Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed its median for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus NFJ Dividend Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus NFJ International Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ Large-Cap Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ Mid-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and that the Fund’s performance was equal to the median for the 3-year period.
Virtus NFJ Small-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods.
Virtus Silvant Focused Growth Fund. The Board noted that the Fund outperformed the median of its Performance for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3-, and 10-year periods.
Virtus Silvant Mid-Cap Growth Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 5- and 10-year periods and underperformed both the median of its Performance Universe and its benchmark for the 3-year period.
Virtus Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5-, and 10-year periods.
Virtus Zevenbergen Technology Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board noted that each Fund other than those managed by NFJ had changed from a prior subadviser to a new subadviser or to being managed directly by VIA in July of 2022 and that therefore, the performance data for those Funds in part reflects the performance of a prior subadviser. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Income & Growth Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
Virtus KAR Global Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Health Sciences Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus NFJ Dividend Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus NFJ International Value Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus NFJ Large-Cap Value Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus NFJ Mid-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Silvant Focused Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Silvant Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Zevenbergen Technology Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory fees for each Fund and the subadvisory fees for the Fund(s) managed by the Subadvisers, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Voya, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense caps were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through October 31, 2025. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, NFJ, KAR, Silvant and ZCI, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, NFJ, KAR, Silvant and ZCI also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
CONSIDERATION OF SUBADVISORY AGREEMENT FOR VIRTUS EMERGING MARKETS OPPORTUNITIES FUND AND VIRTUS SMALL-CAP FUND (the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At meetings held on October 29, 2024 and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), approved the proposal to appoint Virtus Systematic, a division of Virtus Advisers LLC, (the “Subadviser”) as subadviser to the Funds and approved a new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreement”). The Board noted that Virtus Investment Advisers, LLC (“VIA”) had been serving as the investment adviser to the Funds utilizing the Virtus Systematic team as part of VIA without a subadviser, and that moving that team to a separate subadviser was part of an internal restructuring.
In considering the approval of the Subadvisory Agreement, the Board requested and evaluated information provided by VIA and by the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the Subadvisory Agreement would be in the best interests of each Fund and its respective shareholders. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
The Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposals in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Approval
In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided. The Trustees received in advance of the meeting information provided by the Subadviser, in the form of an extensive questionnaire concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices. The Board also took into account its knowledge of the Virtus Systematic team’s services and the quality of the performance of its duties with respect to the Funds while serving as part of VIA. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Funds were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Funds.
Investment Performance. The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Virtus Systematic team’s investment strategies.
Management Fees and Expenses. With respect to each Fund, the Board noted that the Fund’s management fee was not expected to change, and the Fund has expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board took into account that each Fund’s subadvisory fees would be paid by the Adviser and not by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of the services to be provided by the Subadviser and all factors considered.
Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the advisory fees that it receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. The Board also noted that it had previously determined that the advisory fees paid to VIA were reasonable. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. As a result, the Board concluded that the expected profitability to the Subadviser was reasonable in light of the quality of the services expect to be rendered to the Funds by the Subadviser as well as other factors. With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate to be paid by VIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VIA.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2024
Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser and Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in each Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of the Adviser and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement.
There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to each Fund.

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8033	02-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	3/5/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	3/4/2025

*	Print the name and title of each signing officer under his or her signature.